 FFTW FUNDS, INC.
--------------------------------------------------------------------

                                                              Semi-Annual Report
                                                                   June 30, 2001

--------------------------------------------------------------------
 200 PARK AVENUE
 NEW YORK, NY 10166
 TELEPHONE 212.681.3000
 FACSIMILE 212.681.3250

FFTW FUNDS, INC.

  PRESIDENT'S LETTER

                                                                August 23, 2001

Dear Shareholders,

        We are pleased to present the Semi-Annual Report of FFTW Funds, Inc., for the six months ended June 30, 2001.

        In our continued effort to provide easy access to our Funds, FFTW Fund's Worldwide Core Portfolio and International Portfolio are available through Fidelity (800.544.6666). In addition, the Limited Duration and International Portfolios are available through the Charles Schwab & Co., Inc. Mutual Fund Marketplace (800.225.8570).

        FFTW is pleased to invite our clients and their consultants to participate in quarterly conference calls with senior portfolio managers to discuss our Funds. These regular calls provide a forum for open discussion on current market developments and outlook and FFTW's portfolio strategy. If you are interested in participating, please call Sarah Brown at 212.681.3002 for details.

        We appreciate your participation in FFTW Funds. In our continuing effort to meet your investment needs, we would welcome the opportunity to discuss the objectives and results of each of our portfolios with you.

Sincerely,

/s/ O. John Olcay

O. John Olcay
Chairman of the Board and President

FFTW FUNDS, INC.

  TABLE OF CONTENTS

SCHEDULES OF INVESTMENTS
                        U.S. Short-Term Portfolio               1
                        Limited Duration Portfolio              4
                        Mortgage-Backed Portfolio               7
                        Inflation-Indexed Hedged Portfolio     12
                        Global Tactical Exposure Portfolio     13
                        Worldwide Portfolio                    18
                        Worldwide Core Portfolio               26
                        International Portfolio                34
                        Emerging Markets Portfolio             39

STATEMENTS OF ASSETS AND LIABILITIES                           42

STATEMENTS OF OPERATIONS                                       45

STATEMENTS OF CHANGES IN NET ASSETS                            48

FINANCIAL HIGHLIGHTS                                           53

NOTES TO FINANCIAL STATEMENTS                                  62

FFTW FUNDS, INC.

  U.S. SHORT-TERM PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 2001 (UNAUDITED)

                                COUPON                 FACE
                                 RATE    MATURITY     AMOUNT        VALUE
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES - 79.8%
Ace Securities Corp.,
 Ser. 2001-AQ1, Class A1 (FRN)  4.610%  04/25/2031  $ 5,836,252  $  5,838,586
Advanta Equipment Receivables
 Trust, Ser. 2000-1, Class A3   7.405%  02/15/2007    7,000,000     7,262,710
Aerco Ltd., Ser. 2A, Class A3
 (FRN)                          4.573%  07/15/2025   10,000,000    10,007,400
Banc One Home Equity Trust,
 Ser. 1999-1, Class A1          6.060%  01/25/2012    1,552,344     1,557,450
Bayview Financial Acquisition
 Trust, Ser. 2000-B, Class M1
 (FRN) - 144A+#                 7.230%  04/25/2030    8,699,447     8,707,602
Block Mortgage Finance Inc.,
 Ser. 1997-2, Class A6 (FRN)    6.820%  05/25/2027      485,664       485,578
Chase Manhattan Auto Owner
 Trust, Ser. 2000-A, Class A3   6.210%  12/15/2004    7,000,000     7,164,073
CIT Marine Trust,
 Ser. 1999-A, Class A2          5.800%  04/15/2010    4,403,039     4,456,483
CNH Equipment Trust,
 Ser. 2000-B, Class A3          6.880%  03/15/2005    7,500,000     7,727,445
Contimortgage Home Equity Loan
 Trust, Ser. 1996-1, Class A8
 (FRN)                          6.991%  03/15/2027      275,979       276,412
Countrywide Home Equity,
 Ser. 1999-A, Class CTFS (FRN)  6.843%  04/15/2025    8,679,440     8,665,753
Distribution Financial
 Services Floorplan Master
 Trust, Ser. 2000-1, Class A
 (FRN)                          4.293%  04/15/2005    5,500,000     5,509,718
Felco Funding II LLC,
 Ser. 2000-1, Class A3 -
 144A+#                         7.585%  06/15/2004    7,000,000     7,209,832
First North American National
 Bank, Ser. 1997-2, Class B     4.593%  03/15/2006    9,000,000     9,027,432
Fleet Home Equity Loan Trust,
 Ser. 2001-1, Class A (FRN)     4.294%  05/20/2031    7,000,000     6,997,812
HFC Revolving Home Equity Loan
 Trust, Ser. 1996-1, Class A
 (FRN)                          6.851%  07/20/2017    3,231,196     3,230,237
Household Automotive Trust IV,
 Ser. 2000-1, Class A2          6.850%  03/17/2003    2,566,244     2,576,986
Leaf Master Trust I,
 Ser. 1999-1, Class A1 (FRN) -
 144A +#                        7.020%  11/15/2004    9,000,000     9,000,000
Lease Investment Flight Trust,
 Ser. 1A, Class A1              4.180%  07/15/2031   10,000,000    10,000,000
Metris Master Trust,
 Ser. 2001-1, Class B (FRN)     4.884%  12/20/2007   10,000,000    10,137,010
MMCA Automobile Trust,
 Ser. 2000-2, Class B           7.420%  08/15/2005    4,669,500     4,890,554
Onyx Acceptance Auto Trust,
 Ser. 2000-C, Class A2          7.050%  05/15/2003    7,833,330     7,903,885
Peco Energy Transition Trust,
 Ser. 2000-A, Class A2          7.300%  09/01/2004    7,300,000     7,474,696
Sears Credit Account Master
 Trust, Ser. 1999-2, Class A    6.350%  02/16/2007    4,500,000     4,594,788
Textron Financial Corporation,
 Ser. 2000-B, Class A2 - 144A+  6.890%  04/15/2005   11,411,017    11,577,903
Toyota Auto Receivables Owner
 Trust, Ser. 2000-A, Class A2   7.120%  12/15/2002    5,945,400     5,982,725
WFS Financial Owner Trust,
 Ser. 2000-C, Class A2          7.010%  08/20/2003    7,684,566     7,766,684
World Omni Auto Lease,
 Ser. 2001-AA, Class A4         4.120%  07/20/2007    6,500,000     6,500,000
                                                                 ------------
   Total (Cost - $181,214,346)                                    182,529,754
                                                                 ------------

COLLATERALIZED MORTGAGE OBLIGATIONS (NON-AGENCY) (CMOS) - 18.2%
J.P. Morgan Chase Commercial
 Mortgage Securities Corp.,
 Ser. 2001- FL1A, Class A       4.161%  07/01/2008    6,000,000     6,000,000
Medallion Trust,
 Ser. 2001-1G, Class A1 (FRN)   4.968%  08/18/2032    6,000,000     6,000,000

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

                                COUPON                 FACE
                                 RATE    MATURITY     AMOUNT        VALUE
-----------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (NON-AGENCY)
(CMOS) (CONTINUED)
Navistar Financial Corp.
 Owners Trust, Ser. 2000-B      6.660%  10/15/2003  $ 4,571,067  $  4,626,450
Residential Accredit Loans,
 Inc., Ser. 1998-QS2,
 Class A4 (FRN)                 7.210%  02/25/2028    2,091,947     2,096,612
Residential Asset
 Securitization Trust,
 Ser. 1998-A5, Class A2         6.750%  06/25/2028    3,170,813     3,172,145
Salomon Brothers Mortgage
 Securities VII,
 Ser. 2001-CDCA, Class A        4.720%  02/15/2013    4,000,000     4,000,000
Santa Barbara Funding II,
 Ser. A, Class 1 (FRN)          6.838%  03/20/2018      118,423       119,549
Structured Asset Securities
 Corporation, Ser. 2001-4A,
 Class A2                       5.500%  03/25/2031    5,504,574     5,513,175
Superannuation Members Home
 Loans Global, Ser. 1A,
 Class A2 (FRN) - 144A+         6.915%  06/15/2026   10,000,000    10,006,250
                                                                 ------------
   Total (Cost - $41,535,796)                                      41,534,181
                                                                 ------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.8%
FHLMC, Ser. 1727, Class E       6.500%  04/15/2018      295,577       295,010
FHLMC, Ser. 1781, Class E       5.750%  11/15/2022    2,593,590     2,597,994
FHLMC, Ser. T-19, Class A
 (FRN)                          6.780%  02/25/2029    2,546,024     2,540,229
FNMA, Ser. 1993-54, Class FK
 (FRN)                          7.256%  04/25/2021    1,046,167     1,049,619
                                                                 ------------
   Total (Cost - $6,457,724)                                        6,482,852
                                                                 ------------

U.S. GOVERNMENT TREASURY OBLIGATION - 0.2%
U.S. Treasury Bill*@
 (Cost - $495,569)              3.625%  09/27/2001      500,000       495,698
                                                                 ------------

                                STRIKE  EXPIRATION   CONTRACTS
                                ------  ----------   ---------

LONG OPTIONS - 0.1%
Euro, 90 day, June 2002 (Cost
 - $143,692)                    95.25   06/17/2002      173           125,425
                                                                 ------------
TOTAL INVESTMENTS - 101.1%
(COST - $229,847,127)                                             231,167,910
                                                                 ------------
LIABILITIES, NET OF OTHER
ASSETS - (1.1%)                                                    (2,521,026)
                                                                 ------------
NET ASSETS - 100.0%                                              $228,646,884
                                                                 ============

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

Summary of Abbreviations
------------------------
FHLMC  Federal Home Loan Mortgage Corp.
FNMA   Federal National Mortgage Association
FRN    Floating Rate Note

+ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers, and may be considered illiquid. At June 30, 2001, these securities were valued at $46,501,587 or 20.3% of net assets. Unless otherwise noted, these securities have not been deemed liquid by the Board of Directors.
# These 144A securities have been deemed to be liquid by the Board of Directors.
*    Interest rate shown represents yield to maturity at date of purchase.
@ Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  LIMITED DURATION PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 2001 (UNAUDITED)

                                COUPON                 FACE
                                 RATE    MATURITY     AMOUNT       VALUE
----------------------------------------------------------------------------

LONG-TERM INVESTMENTS - 91.6%

ASSET-BACKED SECURITIES - 43.2%
Ace Securities Corp., Ser.
 2001-AQ1, Class A1 (FRN)       4.610%  04/25/2031  $1,945,417  $  1,946,196
Advanta Mortgage Loan Trust,
 Ser. 1998-1, Class A6          6.430%  03/25/2028   2,395,471     2,418,853
Advanta Mortgage Loan Trust,
 Ser. 1998-2, Class A13         6.360%  01/25/2025   3,000,000     3,032,652
Americredit Automobile
 Receivables Trust, Ser.
 2001-1, Class B                5.810%  05/06/2006   3,000,000     3,015,469
Arcadia Automobile Receivables
 Trust, Ser. 1998-B, Class A5   6.060%  06/15/2006   3,000,000     3,048,324
Centex Home Equity, Ser.
 2000-C, Class A4               7.720%  05/25/2029   2,500,000     2,597,507
Chase Funding Loan Aquisition
 Trust, Ser. 2001-C2, Class
 IA2                            5.673%  05/25/2022   3,000,000     2,999,983
CIT Marine Trust, Ser. 1999-A,
 Class A2                       5.800%  04/15/2010   1,223,067     1,237,912
Contimortgage Home Equity Loan
 Trust, Ser. 1998-3, Class A10  5.840%  05/15/2016     136,244       137,171
Felco Funding II LLC, Ser.
 2000-1, Class A3 - 144A+#      7.585%  06/15/2004   4,000,000     4,119,904
GRMT II LLC, Ser. 2000-1A,
 Class AF2, Stepped Rate Bond   7.409%  06/20/2032   3,000,000     3,102,402
MBNA Credit Card Master Note
 Trust, Ser. 2001-A1, Class A1  5.750%  10/15/2008   3,000,000     2,992,470
Metris Master Trust, Ser.
 2001-1, Class B (FRN)          4.884%  12/20/2007   3,000,000     3,041,103
MMCA Automobile Trust, Ser.
 2000-2, Class B                7.420%  08/15/2005   3,000,000     3,142,020
Peco Energy Transition Trust,
 Ser. 2000-A, Class A2          7.300%  09/01/2004   2,000,000     2,047,862
Residential Asset Securities,
 Ser. 2001-KS2, Class AI2       5.345%  08/25/2003   3,000,000     3,075,000
Saxon Asset Securities Trust,
 Ser. 1998-1, Class MF1         7.050%  12/25/2027   1,666,782     1,686,525
Saxon Asset Securities Trust,
 Ser. 2001-1, Class AF4         6.310%  03/25/2026   3,000,000     2,944,578
Structured Asset Securities
 Corp., Ser. 1998-4, Class B
 (FRN)                          8.270%  06/25/2025   2,000,000     2,002,100
                                                                ------------
   Total (Cost - $47,757,513)                                     48,588,031
                                                                ------------

COLLATERALIZED MORTGAGE OBLIGATIONS (NON-AGENCY) (CMOS) - 4.8%
Medallion Trust, Ser. 2001-1G,
 Class A1 (FRN)                 4.968%  08/18/2032   2,500,000     2,500,000
Norwest Asset Securities
 Corp., Ser. 1999-16, Class A1  6.000%  06/25/2029   2,907,528     2,901,218
                                                                ------------
   Total (Cost - $5,373,569)                                       5,401,218
                                                                ------------

CORPORATE OBLIGATIONS - 5.4%
Bank One Corp.                  6.500%  02/01/2006   3,000,000     3,037,881
Countrywide Home Loans, Ser.
 MTNJ                           5.250%  05/22/2003   3,000,000     3,004,152
                                                                ------------
   Total (Cost - $6,052,653)                                       6,042,033
                                                                ------------

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

                                COUPON                 FACE
                                 RATE    MATURITY     AMOUNT       VALUE
----------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY AND TREASURY OBLIGATIONS - 22.4%
FHLMC                           4.750%  03/15/2003  $7,300,000  $  7,324,944
FHLMC                           6.375%  11/15/2003   2,250,000     2,324,527
FHLMC Global Bond               5.000%  05/15/2004   6,600,000     6,587,962
U.S. Treasury Note              4.250%  05/31/2003   5,190,000     5,188,786
U.S. Treasury Note              4.625%  02/28/2003     600,000       603,974
U.S. Treasury Note              5.125%  12/31/2002   3,100,000     3,143,592
                                                                ------------
   Total (Cost - $25,240,745)                                     25,173,785
                                                                ------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 15.8%
FHLMC Pool #292264              6.500%  12/01/2002       4,156         4,134
FHLMC Pool #B00462              9.500%  03/01/2002      89,375        90,294
FHLMC Structured Pass Through
 Securities, Ser. T-31 Class
 A3                             6.276%  11/25/2016   4,000,000     4,053,028
FHLMC, Ser. 1873, Class C       7.000%  06/15/2008      64,396        64,317
FHLMC, Ser. 2034, Class PC      6.000%  11/15/2018   4,351,935     4,385,837
FNMA, Ser. 1992-177, Class CB   7.500%  02/25/2021   3,512,770     3,542,274
FNMA, Ser. 1996-70, Class PD    6.250%  07/25/2018   2,728,827     2,727,299
FNMA, Ser. 1997-39, Class PB    7.250%  01/20/2019     102,106       101,869
GNMA, Ser. 1998-23, Class VA    5.500%  09/20/2004   2,647,356     2,636,026
Vendee Mortgage Trust, Ser.
 1998-1, Class 2A               7.000%  11/15/2014     205,563       206,217
                                                                ------------
   Total (Cost - $17,585,696)                                     17,811,295
                                                                ------------

                                STRIKE  EXPIRATION  CONTRACTS
                                ------  ----------  ---------

LONG OPTIONS - 0.0%
Euro, 90 Day, June 2002 (Cost
 - $62,294)                     95.25   06/17/2002          75        54,375
                                                                ------------
   Total Long-Term Investments
    (Cost - $102,072,470)                                        103,070,737
                                                                ------------

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

                                COUPON                 FACE
                                 RATE    MATURITY     AMOUNT       VALUE
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 2.6%
Rabo Bank - Yankee CD           6.825%  08/28/2001  $2,500,000  $  2,499,904
U.S. Treasury Bill@*            3.625%  09/27/2001     400,000       396,559
                                                                ------------
   Total (Cost - $2,896,349)                                       2,896,463
                                                                ------------
TOTAL INVESTMENTS - 94.2%
(COST - $104,968,819)                                            105,967,200
                                                                ------------
OTHER ASSETS, NET OF
LIABILITIES - 5.8%                                                 6,523,081
                                                                ------------
NET ASSETS - 100.0%                                             $112,490,281
                                                                ============

Summary of Abbreviations
------------------------
FHLMC      Federal Home Loan Mortgage Corp.
FNMA       Federal National Mortgage Association
GNMA       Government National Mortgage Association
Vendee     Veterans Administration
Yankee CD  U.S. dollar denominated certificates of deposit issued by
           non-U.S. banks in the U.S.

+ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers, and may be considered illiquid. At June 30, 2001, these securities were valued at $4,119,904, or 3.7 % of net assets. Unless otherwise noted, these securities have not been deemed liquid by the Board of Directors.
# These 144A securities have been deemed to be liquid by the Board of Directors.
@ Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.
*    Interest rate shown represents yield to maturity at date of purchase.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  MORTGAGE-BACKED PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 2001 (UNAUDITED)

                                    COUPON                       FACE
                                     RATE         MATURITY      AMOUNT         VALUE
----------------------------------------------------------------------------------------

LONG-TERM INVESTMENTS - 134.1%

ASSET-BACKED SECURITIES - 15.0%
Advanta Mortgage Loan Trust,
 Ser. 1997-1, Class B1A (FRN)       7.638%       05/25/2027  $  1,538,190  $   1,534,840
Aerco Ltd., Ser. 2A, Class A3
 (FRN)                              4.573%       07/15/2025     3,000,000      3,002,220
American Residential Eagle
 Certificate Trust,
 Ser. 1998-1, Class M1 (FRN)        7.320%       05/25/2028     3,806,167      3,795,685
CIT Group Home Equity Loan
 Trust, Ser. 1998-1,
 Class M1                           6.440%       11/15/2027     4,000,000      3,937,004
EQCC Home Equity Loan Trust,
 Ser. 1997-3, Class A7              6.930%       02/15/2029    10,700,000     10,708,656
First Bankcard Master Credit
 Card Trust, Ser. 2001-A,
 Class C                            5.130%       11/15/2006     4,250,000      4,274,902
MMCA Automobile Trust,
 Ser. 2000-2, Class B               7.420%       08/15/2005     3,000,000      3,142,020
Saxon Asset Securities Trust,
 Ser. 1998-1, Class MF1             7.050%       12/25/2027     3,080,213      3,116,698
Saxon Asset Securities Trust,
 Ser. 1998-2, Class MF1             6.690%       11/01/2005     6,691,000      6,703,673
Structured Asset Securities
 Corp., Ser. 1998-4, Class B
 (FRN)                              8.270%       06/25/2025     1,801,144      1,803,035
Triangle Funding Ltd.,
 Ser. 1998-2A, Class 3              6.610%       10/15/2004     3,000,000      3,009,375
                                                                           -------------
   Total (Cost - $44,950,847)                                                 45,028,108
                                                                           -------------

COLLATERALIZED MORTGAGE OBLIGATIONS (NON-AGENCY) (CMOS) - 35.4%
Beneficial Residential
 Mortgage Corp., Ser. 1996-1,
 Class A (FRN)                      6.791%       04/28/2026     1,054,855      1,054,786
Chase Commercial Mortgage
 Securities Corp.,
 Ser. 1997-2, Class C               6.600%       12/19/2007     7,000,000      6,944,588
Chase Commercial Mortgage
 Securities Corp.,
 Ser. 1998-1 Class A2               6.560%       05/18/2008     2,100,000      2,113,602
Chase Commercial Mortgage
 Securities Corp.,
 Ser. 1998-1, Class C               6.560%       05/18/2008     5,000,000      4,927,425
Chase Commercial Mortgage
 Securities Corp.,
 Ser. 2000-3, Class A1 (FRN)        7.093%       08/15/2008       963,412        995,697
Citicorp Mortgage Securities,
 Inc., Ser. 1999-6, Class A         6.485%       09/25/2014     4,444,288      4,497,175
Countrywide Home Loans,
 Ser. 2000-9, Class A11             7.500%       01/25/2031     4,103,081      4,181,039
Enterprise Commercial Mortgage
 Co., Ser. 1999-1, Class A1         6.420%       09/15/2008     6,233,145      6,005,710
Enterprise Commercial Mortgage
 Co., Ser. 1999-1, Class A2         6.900%       04/15/2013     7,000,000      6,034,749

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

                                    COUPON                       FACE
                                     RATE         MATURITY      AMOUNT         VALUE
----------------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (NON-AGENCY) (CMOS) (CONTINUED)
Enterprise Mortgage Acceptance
 Co., Ser. 2000-1, Class A1 -
 144A+                              7.920%       08/15/2009  $  1,813,515  $   1,813,515
First Union-Chase Commercial
 Mortgage Trust,
 Ser. 1999-C1, Class A1             5.730%       10/15/2035     4,113,276      4,087,716
First Union-Lehman Brothers
 Commercial Mortgage,
 Ser. 1997-C2, Class A3             6.650%       12/18/2007     5,300,000      5,365,323
GE Residential Capital
 Mortgage Services Inc.,
 Ser. 1998-13, Class A12 (FRN)      7.051%       08/25/2028     6,597,891      6,538,378
MLCC Mortgage Investors, Inc.,
 Ser. 1995-B, Class A (FRN)         7.051%       10/15/2020     8,628,722      8,658,033
Morgan Stanley Commercial
 Capital 1, Ser. 1998-WF2,
 Class A1                           6.340%       11/15/2007     6,381,662      6,483,564
Morgan Stanley Commercial
 Capital 1, Ser. 1998-WF2,
 Class C                            6.770%       07/15/2030     8,000,000      7,988,536
Norwest Asset Securities
 Corporation, Ser. 1999-27,
 Class A1                           6.750%       12/25/2014     4,888,786      5,007,046
PNC Mortgage Securities Corp.,
 Ser. 2001-1, Class 1A1             7.000%       02/25/2031     8,136,022      8,213,224
Prudential Home Mortgage
 Securities, Ser. 1993-13,
 Class A3 (FRN)                     7.338%       04/25/2008     1,587,262      1,589,246
Residential Funding Mortgage
 Securitization I,
 Ser. 1999-S20, Class A1            6.500%       09/25/2014     9,550,773      9,685,630
Residential Funding Mortgage
 Securitization I,
 Ser. 2000-S14, Class A1            7.500%       11/25/2030     3,976,620      4,042,234
                                                                           -------------
   Total (Cost - $106,055,838)                                               106,227,216
                                                                           -------------

INTEREST ONLY OBLIGATIONS (IOS) - 5.1% (A)*
DLJ Commercial Mortgage Corp.,
 Ser. 1998-CG1, Class S             8.244%       05/10/2023     5,187,744      4,841,143
Enterprise Mortgage Acceptance
 Co, Ser. 1998-1,
 Class IO - 144A+                   14.106%      01/15/2023     1,783,124      1,670,757
FHLMC Strip, Ser. 203,
 Class IO                        9.184%-9.524%   06/15/2029       738,650        677,194
FHLMC, Ser. 202, Class IO       10.432%-10.739%  04/01/2029       169,379        140,246
FHLMC, Ser. 207, Class IO
 (FRN)                           6.926%-7.473%   04/15/2030       316,467        245,312
FHLMC, Ser. 2325, Class SI, IO      3.950%       06/15/2031     1,304,830      1,306,250
First Union-Lehman Brothers -
 Bank of America,
 Ser. 1998-C2, Class IO             10.591%      05/18/2028     1,226,649      1,109,986
Morgan Stanley Commercial
 Capital 1, Ser. 1998-HF1,
 Class X                            10.792%      02/15/2018     1,206,426      1,204,504

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

                                    COUPON                       FACE
                                     RATE         MATURITY      AMOUNT         VALUE
----------------------------------------------------------------------------------------

INTEREST ONLY OBLIGATIONS (IOS) (CONTINUED)
Prudential Home Mortgage
 Securities, Ser. 1994-30,
 Class A11                      12.045-14.255%   10/25/2024  $    340,284  $      22,185
Vendee Mortgage Trust,
 Ser. 1992-2, Class IO (FRN)    3.091%-16.679%   09/15/2022       726,538        814,396
Vendee Mortgage Trust,
 Ser. 1994-2, Class 3 IO (FRN)  9.118%-19.331%   06/15/2024       211,113        233,057
Vendee Mortgage Trust,
 Ser. 1994-3A, Class 1 IO
 (FRN)                              17.344%      09/15/2024       737,166        642,138
Vendee Mortgage Trust,
 Ser. 1994-3B, Class 2 IO
 (FRN)                          3.215%-15.752%   09/15/2024       240,185        239,754
Vendee Mortgage Trust,
 Ser. 1996-1, Class 1 IO        6.809%-19.766%   02/15/2026     2,027,105      1,770,384
Vendee Mortgage Trust,
 Ser. 1996-2, Class 1 IO (FRN)      15.986%      06/15/2026       263,942        256,585
Vendee Mortgage Trust,
 Ser. 1998-2, Class 1 IO (FRN)      9.955%       06/15/2028       113,212        121,654
                                                                           -------------
   Total (Cost - $16,592,814)                                                 15,295,545
                                                                           -------------

MORTGAGE POOLS - 7.1%
FGLMC Gold Pool #C40151             10.000%      07/01/2030     4,389,793      4,677,921
FGLMC Gold Pool #D85424             6.500%       01/01/2028     1,985,800      1,964,087
FNMA Pool #303975                   10.000%      11/01/2018     2,959,921      3,228,303
FNMA Pool #340777                   6.500%       03/01/2011         9,190          9,308
FNMA Pool #403646                   6.500%       12/01/2027     3,401,081      3,362,846
FNMA Pool #407591                   6.500%       12/01/2027     4,809,708      4,755,637
GNMA Pool #359157                   7.500%       10/15/2023        94,152         97,279
GNMA Pool #475892                   6.500%       07/15/2028     3,253,584      3,223,635
                                                                           -------------
   Total (Cost - $20,976,473)                                                 21,319,016
                                                                           -------------

MORTGAGE PASS-THROUGH OBLIGATIONS - 41.2%
FHLMC Gold TBA                      7.000%       07/01/2029    16,000,000     16,080,000
FHLMC Gold TBA                      7.500%       07/14/2029     9,000,000      9,182,808
FNMA TBA                            6.000%       07/01/2031    18,000,000     17,274,384
FNMA TBA                            6.500%       07/19/2014     7,000,000      7,015,316
FNMA TBA                            6.500%       07/01/2031    24,000,000     23,610,000
FNMA TBA                            7.000%       07/01/2031     4,000,000      4,016,248
FNMA TBA                            7.500%       07/01/2029     8,000,000      8,157,504
GNMA TBA                            6.500%       07/01/2031    17,000,000     16,814,054
GNMA TBA                            7.500%       07/01/2030    21,000,000     21,525,000
                                                                           -------------
   Total (Cost - $124,389,687)                                               123,675,314
                                                                           -------------

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

                                    COUPON                       FACE
                                     RATE         MATURITY      AMOUNT         VALUE
----------------------------------------------------------------------------------------
PRINCIPAL ONLY OBLIGATIONS (POS) - 0.8% (A)*
FNMA, Ser. 1993-157, Class E
 (Cost - $2,132,021)             5.952%-9.028%   05/25/2022  $  2,132,021  $   2,336,798
                                                                           -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.1%
FNMA Global Bond                    6.625%       11/15/2010     2,100,000      2,172,824
FNMA Global Bond                    7.250%       01/15/2010     2,400,000      2,585,971
FNMA Sovereign Agency               7.125%       06/15/2010     6,940,000      7,409,436
                                                                           -------------
   Total (Cost - $12,368,949)                                                 12,168,231
                                                                           -------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 24.6%
FHLMC, Ser. 1349, Class PN          7.500%       04/15/2019     1,803,268      1,803,694
FHLMC, Ser. 1511, Class L           6.000%       05/15/2008     5,868,086      5,840,506
FHLMC, Ser. 1614, Class K           10.000%      06/15/2020       359,963        364,567
FHLMC, Ser. 1924, Class E           7.000%       11/15/2024     3,879,798      3,915,305
FHLMC, Ser. 2228, Class FG
 (FRN)                              7.220%       01/15/2025     4,566,277      4,632,511
FHLMC, Ser. 42, Class C             9.000%       06/15/2020     3,707,057      3,908,061
FHLMC-GNMA, Ser. 20, Class F
 (FRN)                              7.225%       10/25/2023     3,411,926      3,443,363
FNMA Grantor Trust,
 Ser. 1999-20, Class A2 (FRN)       7.451%       04/28/2029     6,645,029      6,512,673
FNMA, Ser. 1992-166, Class J        7.000%       05/25/2007     5,594,276      5,694,917
FNMA, Ser. 1993-248, Class F
 (FRN)                              7.625%       09/25/2023     3,217,108      3,302,409
FNMA, Ser. 1994 - 75, Class. G      6.850%       10/25/2020     2,799,278      2,834,241
FNMA, Ser. 1994-6, Class PE         7.250%       01/17/2021     4,581,270      4,627,220
FNMA, Ser. 1997-42, Class FD
 (FRN)                              8.125%       07/18/2027     3,301,727      3,366,042
FNMA, Ser. 1999-47, Class JF
 (FRN)                              7.299%       11/18/2027     2,648,363      2,644,067
FNMA, Ser. 2000-16, Class FB
 (FRN)                              4.539%       12/25/2027     4,209,458      4,206,074
FNMA, Ser. G1993-10, Class H        5.000%       08/25/2022     5,050,000      4,941,253
GNMA, Ser. 1999-13, Class PC        6.000%       03/20/2028     5,000,000      4,828,850
GNMA, Ser. 1999-27, Class FE
 (FRN)                              7.050%       08/16/2029     3,095,973      3,097,137
GNMA, Ser. 2000-8, Class FA
 (FRN)                              4.701%       01/16/2030     3,717,505      3,731,144
                                                                           -------------
   Total (Cost - $72,635,799)                                                 73,694,034
                                                                           -------------

U.S. GOVERNMENT TREASURY OBLIGATION - 0.8%
U.S. Treasury Note
 (Cost - $2,460,346)                4.625%       05/15/2006     2,500,000      2,465,625
                                                                           -------------

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

                                    STRIKE       EXPIRATION   CONTRACTS       VALUE
---------------------------------------------------------------------------------------

LONG OPTIONS - 0.0%
3 Month LIBOR cap                   8.000%       11/14/2001           22  $           0
3 Month LIBOR cap                   8.500%       11/14/2002           38            289
                                                                          -------------
   Total (Cost - $199,150)                                                          289
                                                                          -------------
   TOTAL LONG-TERM INVESTMENTS
    (COST - $402,761,924)                                                   402,210,176
                                                                          -------------

                                    COUPON                      FACE
                                     RATE         MATURITY     AMOUNT
                                    ------        --------     ------

SHORT-TERM INVESTMENTS - 3.9%
U.S. Treasury Bill (Cost -
 $11,743,803)*@                     3.625%       09/27/2001  $11,850,000     11,748,054
                                                                          -------------
TOTAL INVESTMENTS - 138.0%
(COST - $414,505,727)                                                       413,958,230
                                                                          -------------
LIABILITIES, NET OF OTHER
ASSETS - (38.0%)                                                           (113,913,530)
                                                                          -------------
NET ASSETS - 100.0%                                                       $ 300,044,700
                                                                          =============
SECURITIES SOLD SHORT
FNMA Global Bond (proceeds
 $10,692,154)                       7.125%       02/15/2005  $10,000,000  $  10,635,760

Summary of Abbreviations
------------------------
FGLMC   Federal Gold Loan Mortgage Corp.
FHLMC   Federal Home Loan Mortgage Corp.
FNMA    Federal National Mortgage Association
FRN     Floating Rate Note
GNMA    Government National Mortgage Association
IO      Interest Only
LIBOR   London Interbank Offered Rate
PO      Principal Only
TBA     To Be Announced - Security is subject to delayed delivery.
Vendee  Veterans Administration

+ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers, and may be considered illiquid. At June 30, 2001, these securities were valued at $3,484,272, or 1.2% of net assets.
@ Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.
*    Interest rate shown represents yield to maturity at date of purchase.
(a)  Face amount shown represents amortized cost.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  INFLATION-INDEXED HEDGED PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 2001 (UNAUDITED)

                                COUPON                 FACE
                                 RATE    MATURITY     AMOUNT       VALUE
---------------------------------------------------------------------------

LONG-TERM INVESTMENTS - 98.6%

U.S. TREASURY OBLIGATIONS - 98.6%
U.S. Treasury Inflation
 Indexed Bond                   3.375%  01/15/2007  $  401,850  $   406,748
U.S. Treasury Inflation
 Indexed Bond                   3.500%  01/15/2011   3,465,003    3,477,996
U.S. Treasury Inflation
 Indexed Bond                   3.625%  07/15/2002   3,268,610    3,329,896
U.S. Treasury Inflation
 Indexed Bond                   3.625%  01/15/2008   3,139,600    3,210,241
U.S. Treasury Inflation
 Indexed Bond                   3.625%  04/15/2028   1,916,800    1,962,324
U.S. Treasury Inflation
 Indexed Bond                   3.875%  01/15/2009   5,259,210    5,431,776
U.S. Treasury Inflation
 Indexed Bond                   3.875%  04/15/2029   5,637,140    6,035,263
U.S. Treasury Inflation
 Indexed Bond                   4.250%  01/15/2010   1,116,332    1,180,869
                                                                -----------
   Total (Cost - $24,925,802)                                    25,035,113
                                                                -----------
TOTAL INVESTMENTS - 98.6%
(COST - $24,925,802)                                             25,035,113
                                                                -----------
OTHER ASSETS, NET OF
LIABILITIES - 1.4%                                                  365,081
                                                                -----------
NET ASSETS - 100.0%                                             $25,400,194
                                                                ===========

See Notes to Financial Statements.

FFTW FUNDS, INC.

  GLOBAL TACTICAL EXPOSURE PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 2001 (UNAUDITED)

                                COUPON                   FACE
                                 RATE    MATURITY     AMOUNT (A)        VALUE
--------------------------------------------------------------------------------

LONG-TERM INVESTMENTS - 90.6%

ASSET- AND MORTGAGE-BACKED SECURITIES - 12.9%

GERMANY - 0.2%
CORE, Ser. 1999-1X, Class A3A
 (FRN)                          4.977%  03/17/2009  EUR     116,900  $    98,832
                                                                     -----------

JAPAN - 2.8%
J-Shop Corp., Ser. II, Class 1
 (FRN)                          1.041%  01/13/2003  JPY  68,861,824      552,131
Oscar Funding Corp., Ser. 4,
 Class 2 (FRN)                  4.672%  05/10/2004  EUR     554,024      469,478
Oscar Funding Corp., Ser. 5,
 Class 1 (FRN)                  6.925%  11/10/2004          316,078      316,078
                                                                     -----------
                                                                       1,337,687
                                                                     -----------

NETHERLANDS - 1.8%
Dutch Mortgage Loans
 Securitization, Ser. 2000-1,
 Class A2                       5.875%  12/02/2076  EUR     500,000      438,428
European Mortgage Securities
 B.V., Ser. III, Class A2
 (FRN)                          5.875%  09/29/2049  EUR     500,000      433,899
                                                                     -----------
                                                                         872,327
                                                                     -----------

UNITED STATES - 8.1%
BMW Floorplan Master Owner
 Trust, Ser. 2000-1A - 144A
 (FRN)+                         6.720%  11/17/2005        1,000,000      998,125
Chase Credit Card Master
 Trust, Ser. 1998-1, Class A    5.125%  02/15/2005  EUR   1,000,000      849,067
Chase Credit Card Master
 Trust, Ser. 1998-4, Class A    5.000%  08/15/2008  EUR     664,679      546,814
Citibank Credit Card Master
 Trust, Ser. 1999-6, Class A -
 144A+                          4.500%  08/25/2004  EUR     700,000      587,015
GMAC Swift Trust, Ser. 1999-1
 - 144A+                        5.000%  01/18/2005  EUR   1,000,000      849,344
                                                                     -----------
                                                                       3,830,365
                                                                     -----------
   Total (Cost - $7,277,826)                                           6,139,211
                                                                     -----------

CORPORATE OBLIGATIONS - 11.2%

CAYMAN ISLANDS - 1.8%
Cygnus Funding Corp., Ser. 1,
 Class 1                        7.320%  03/01/2004          837,920      839,024
                                                                     -----------

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

                                COUPON                   FACE
                                 RATE    MATURITY     AMOUNT (A)        VALUE
--------------------------------------------------------------------------------

ITALY - 0.3%
Unicredito Italiano Spa (FRN)   6.250%  06/14/2010  EUR     180,000  $   157,254
                                                                     -----------

LUXEMBOURG - 0.4%
Tyco International Group        6.125%  04/04/2007  EUR     200,000      171,613
                                                                     -----------

NETHERLANDS - 0.8%
Mannesmann Finance BV           4.750%  05/27/2009  EUR     500,000      387,016
                                                                     -----------

PORTUGAL - 1.4%
Caixa Geral de Depositos
 Finance (MTN)                  6.250%  10/12/2009  EUR     790,000      674,927
                                                                     -----------

SWEDEN - 2.0%
Investor AB                     5.250%  06/30/2008  EUR   1,085,004      924,878
                                                                     -----------

UNITED KINGDOM - 4.1%
Barclays Bank Plc (FRN)         7.500%  12/15/2010  EUR     350,000      316,557
Glaxo Wellcome Plc              8.750%  12/01/2005  GBP     400,000      617,951
Imperial Tobacco Finance (MTN)  6.375%  09/27/2006  EUR   1,000,000      863,384
North West Water Finance        4.875%  03/18/2009  EUR     200,000      154,493
                                                                     -----------
                                                                       1,952,385
                                                                     -----------

UNITED STATES - 0.4%
Osprey Trust/Osprey I - 144A+   6.375%  01/15/2003  EUR     200,000      172,866
                                                                     -----------
   Total (Cost - $5,966,751)                                           5,279,963
                                                                     -----------

SOVEREIGN DEBT OBLIGATIONS - 65.8%

CANADA - 3.1%
Canadian Government Bond        5.500%  06/01/2010  CAD   2,300,000    1,471,600
                                                                     -----------

DENMARK - 0.8%
Kingdom of Denmark Bond         7.000%  11/10/2024  DKK   2,800,000      368,164
                                                                     -----------

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

                                COUPON                   FACE
                                 RATE    MATURITY     AMOUNT (A)        VALUE
--------------------------------------------------------------------------------

FRANCE - 2.9%
France O.A.T. Principal         0.000%  04/25/2023  EUR   1,900,000  $   441,577
French Treasury Note            5.000%  07/12/2005  EUR   1,100,000      945,448
                                                                     -----------
                                                                       1,387,025
                                                                     -----------

GERMANY - 15.0%
Bundesobligation, Ser. 136      5.000%  08/19/2005  EUR   3,600,000    3,092,663
Bundesrepublic Deutschland
 Bond                           4.125%  07/04/2008  EUR     261,951      211,564
Bundesrepublic Deutschland
 Bond                           5.250%  07/04/2010  EUR     720,000      619,082
Bundesrepublic Deutschland
 Bond                           5.250%  01/04/2011  EUR   1,700,000    1,455,967
Bundesrepublic Deutschland
 Bond                           6.250%  01/04/2030  EUR   1,900,000    1,722,574
                                                                     -----------
                                                                       7,101,850
                                                                     -----------

ITALY - 13.5%
Buoni Poliennali del Tesoro     4.500%  05/01/2009  EUR   2,400,000    1,924,426
Republic of Italy               3.750%  06/08/2005  JPY 490,000,000    4,470,760
                                                                     -----------
                                                                       6,395,186
                                                                     -----------

JAPAN - 20.0%
Japanese Government Bond, Ser.
 208                            1.100%  12/22/2008  JPY 418,000,000    3,428,436
Japanese Government Bond, Ser.
 225                            1.900%  12/20/2010  JPY 551,000,000    4,733,641
Japanese Government Bond, Ser.
 46                             2.200%  06/22/2020  JPY 153,000,000    1,311,669
                                                                     -----------
                                                                       9,473,746
                                                                     -----------

SWEDEN - 4.2%
Swedish Government Bond         8.000%  08/15/2007  SEK   8,300,000      872,728
Swedish Government Bond, Ser.
 1044                           3.500%  04/20/2006  SEK  13,000,000    1,112,423
                                                                     -----------
                                                                       1,985,151
                                                                     -----------

UNITED KINGDOM - 6.3%
Royal Bank of Scotland - 144A   6.770%  03/31/2049  EUR     700,000      618,303
UK Treasury Note                5.000%  03/07/2012  GBP   1,600,000    2,199,309

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

                                COUPON                   FACE
                                 RATE    MATURITY     AMOUNT (A)        VALUE
--------------------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)
UK Treasury Note                6.500%  12/07/2003  GBP     100,000  $   143,813
                                                                     -----------
                                                                       2,961,425
                                                                     -----------
   Total (Cost - $33,445,008)                                         31,144,147
                                                                     -----------

U.S. TREASURY OBLIGATION - 0.6%
U.S. Treasury Note (Cost -
 $265,994)                      6.750%  05/15/2005          250,000      266,192
                                                                     -----------
                                STRIKE  EXPIRATION     CONTRACTS
                                ------  ----------     ---------

LONG OPTIONS - 0.1%

UNITED STATES - 0.1%
Euro, 90 Day, June 2002 (Cost
 - $40,699)                     95.25   06/17/2002               49       35,525
                                                                     -----------
TOTAL LONG-TERM INVESTMENTS
(COST - $46,996,278)                                                  42,865,038
                                                                     -----------
                                COUPON                   FACE
                                 RATE    MATURITY     AMOUNT (A)
                                ------   --------     ----------

SHORT-TERM INVESTMENTS - 18.1%
Bank of Montreal Time Deposit   3.875%  07/02/2001        2,000,000    2,000,000
Bank of Montreal Yankee CD      3.190%  08/16/2001        1,500,000    1,500,000
Banque et Caisse D'Epargne de
 L'Etat CP*                     3.680%  09/05/2001        1,000,000      993,151
Bayer AG CP - 144A*+            3.900%  07/24/2001        1,000,000      997,400
Den Danske Bank Time Deposit    4.063%  07/02/2001        2,000,000    2,000,000
Sigma Finance CP - 144A*+       3.590%  12/12/2001        1,000,000      983,546
U.S. Treasury Bill*@            4.420%  09/06/2001          100,000       99,340
                                                                     -----------
   Total (Cost - $8,572,880)                                           8,573,437
                                                                     -----------
TOTAL INVESTMENTS - 108.7%
(COST - $55,569,158)                                                  51,438,475
                                                                     -----------
LIABILITIES, NET OF OTHER
ASSETS - (8.7%)                                                       (4,098,298)
                                                                     -----------
NET ASSETS - 100.0%                                                  $47,340,177
                                                                     ===========

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

Summary of Abbreviations
------------------------
CAD        Canadian Dollar
CP         Commercial Paper
DKK        Danish Krone
EUR        European Monetary Unit (Euro)
FRN        Floating Rate Note
GBP        Great British Pound
JPY        Japanese Yen
MTN        Medium-Term Note
O.A.T.     Obligations Assimilables du Tresor are French government
           long-term debt instruments.
SEK        Swedish Krona
Yankee CD  U.S. dollar denominated certificates of deposit issued by
           non-U.S. banks in the U.S.

(a)  Face amount shown in U.S. dollars unless otherwise indicared.
+ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers, and may be considered illiquid. At June 30, 2001, these securities were valued at $4,588,296, or 9.7% of net assets.
*    Interest rate shown represents yield to maturity at date of purchase.
@ Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  WORLDWIDE PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 2001 (UNAUDITED)

                                COUPON                     FACE
                                 RATE     MATURITY      AMOUNT (A)         VALUE
------------------------------------------------------------------------------------

LONG-TERM INVESTMENTS - 113.8%

ASSET- AND MORTGAGE-BACKED SECURITIES - 32.1%

CAYMAN ISLANDS - 0.5%
HABS Corp., Ser. 2000-1X,
 Class A (FRN)                   6.565%  11/28/2007            800,000  $    800,000
                                                                        ------------

GERMANY - 0.3%
CORE, Ser. 1999-1X, Class A3A
 (FRN)                           4.977%  03/17/2009  EUR       584,499       494,162
                                                                        ------------

JAPAN - 2.2%
J-Shop Corp., Ser. II, Class 1
 (FRN)                           1.041%  01/13/2003  JPY   206,585,472     1,656,394
Lumiere Funding Corp., Ser.
 1X, Class 1 (FRN)               7.035%  07/10/2003            115,643       115,642
Maestro Securitisation Corp.,
 Ser. 1, Class 1 (FRN)           7.045%  07/10/2005            850,837       850,837
Oscar Funding Corp., Ser. 2,
 Class 1 (FRN)                   6.975%  08/10/2003             88,380        88,380
Oscar Funding Corp., Ser. 3,
 Class 1 (FRN)                   7.235%  12/10/2003            426,504       427,144
Oscar Funding Corp., Ser. 4,
 Class 2 (FRN)                   4.672%  05/10/2004  EUR        72,264        61,236
Oscar Funding Corp., Ser. 5,
 Class 1 (FRN)                   6.925%  11/10/2004            225,770       225,770
Soleil Funding Corp., Ser. 1,
 Class 1 (FRN)                   7.385%  08/10/2004            178,166       178,879
                                                                        ------------
                                                                           3,604,282
                                                                        ------------

NETHERLANDS - 0.3%
Dutch Mortgage Loans
 Securitization, Ser. 2000-1,
 Class A2                        5.875%  12/02/2076  EUR       500,000       438,428
                                                                        ------------

UNITED KINGDOM - 0.2%
Chester Asset Receivables Deal
 5                               6.625%  03/17/2008  GBP       190,000       271,081
                                                                        ------------

UNITED STATES - 28.6%
Amethyst Funding Corp., Ser.
 2, Class 1 (FRN)                6.971%  01/02/2004            440,736       440,648
Block Mortgage Finance Inc.,
 Ser. 1999-1, Class A7 (FRN)     5.830%  04/25/2016            136,050       137,141
Capital Credit Card Corp.,
 Ser. 1996, Class A              5.625%  08/15/2001  DEM       900,000       389,824
Carco Auto Loan Master Trust,
 Ser. 2000-A, Class A (FRN)      6.623%  03/15/2005            300,000       300,173
Chase Commercial Mortgage
 Securities Corp., Ser. 1998-1
 Class A2                        6.560%  05/18/2008            350,000       352,267

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

                                COUPON                     FACE
                                 RATE     MATURITY      AMOUNT (A)         VALUE
------------------------------------------------------------------------------------

UNITED STATES (CONTINUED)
Chase Commercial Mortgage
 Securities Corp., Ser.
 2000-3, Class A1 (FRN)          7.093%  08/15/2008            433,535  $    448,064
Citibank Credit Card Master
 Trust, Ser. 1999-6,
 Class A - 144A+                 4.500%  08/25/2004  EUR       600,000       503,155
Conseco Finance, Ser. 2000-A,
 Class AV (FRN)                  4.403%  02/15/2031            334,936       335,027
Countrywide Home Loans, Ser.
 2000-9, Class A11               7.500%  01/25/2031            683,847       696,840
DLJ Commercial Mortgage Corp.,
 Ser. 1998-CG1, Class A1B        6.410%  05/10/2008            750,000       748,290
EQCC Home Equity Loan Trust,
 Ser. 1999-1, Class A2F          5.765%  06/20/2015            600,000       603,171
FHLMC Gold TBA                   6.500%  07/01/2031          1,000,000       984,688
FHLMC Gold TBA                   7.500%  07/14/2029          2,000,000     2,040,624
FHLMC, Ser. 1611, Class QA       7.375%  11/15/2023          1,327,008     1,335,696
FHLMC, Ser. 1695, Class AB       7.088%  01/15/2024            395,148       394,146
FHLMC, Ser. 1865, Class DE       4.575%  12/15/2020            895,624       892,189
FHLMC, Ser. 2062, Class FB       5.323%  07/15/2024            320,933       320,383
FHLMC, Ser. 2228, Class FG
 (FRN)                           7.220%  01/15/2025            861,562       874,059
FHLMC-GNMA, Ser. 20, Class F
 (FRN)                           7.225%  10/25/2023            639,736       645,631
First Union Commercial
 Mortgage Trust, Ser. 1999-C1,
 Class A1                        5.730%  10/15/2035            411,328       408,772
FNMA Pool #404129                6.500%  12/01/2027          1,041,773     1,025,767
FNMA Pool #567016                8.000%  11/01/2030            943,519       975,982
FNMA TBA                         6.000%  07/01/2031          1,000,000       959,688
FNMA TBA                         6.500%  07/19/2014          2,000,000     2,016,876
FNMA TBA                         6.500%  07/01/2031          3,000,000     2,951,250
FNMA TBA                         7.000%  07/01/2031          1,000,000     1,004,062
FNMA TBA                         7.500%  07/01/2029          2,000,000     2,039,376
FNMA, Ser. 1993-174, Class F     4.844%  09/25/2008            200,000       202,249
FNMA, Ser. 1993-248, Class F
 (FRN)                           7.625%  09/25/2023          1,378,760     1,415,318
FNMA, Ser. 1997-32, Class FA
 (FRN)                           7.225%  04/25/2027            790,391       799,636
FNMA, Ser. 1997-42, Class FD
 (FRN)                           8.125%  07/18/2027            341,558       348,211
FNMA, Ser. 1999-47, Class JF
 (FRN)                           7.299%  11/18/2027            397,254       396,610
FNMA, Ser. 2000-30, Class FC
 (FRN)                           7.025%  10/25/2021          1,000,000     1,001,707
FNMA, Ser. 2000-46, Class B      7.500%  07/25/2027          1,100,000     1,126,690
FNMA, Ser. 2000-53, Class A      7.000%  11/25/2023            869,352       883,775
GMAC Swift Trust, Ser. 1999-1
 - 144A+                         5.000%  01/18/2005  EUR       600,000       509,606
GNMA Pool #536371                8.000%  11/15/2030            368,488       382,041
GNMA TBA                         6.500%  07/01/2031          3,000,000     2,967,186
GNMA TBA                         7.500%  07/01/2030          2,000,000     2,050,000
GNMA, Ser. 2000-8, Class FA
 (FRN)                           4.701%  01/16/2030            743,501       746,229

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

                                COUPON                     FACE
                                 RATE     MATURITY      AMOUNT (A)         VALUE
------------------------------------------------------------------------------------

UNITED STATES (CONTINUED)
MBNA Master Credit Card Trust,
 Ser. 1995-J, Class A (FRN)      6.850%  04/15/2005          3,100,000  $  3,107,214
MCL Auto Loan Funding Corp.,
 Ser. 1, Class 1 (FRN)           7.185%  09/10/2003             91,545        91,545
Nationslink Funding Corp.,
 Ser. 1998-2, Class A2           6.476%  07/20/2008            270,000       270,241
Navistar Financial Corp.
 Owners Trust, Ser. 1999-A,
 Class A4                        6.130%  10/15/2005          1,400,000     1,429,033
New South Home Equity Trust,
 Ser. 1999-2, Class A4 (FRN)     7.590%  04/25/2030            500,000       518,276
Norwest Asset Securities
 Corp., Ser. 1998-6, Class A1    6.650%  04/25/2028            580,071       580,111
PNC Mortgage Securities Corp.,
 Ser. 2001-1, Class 1A1          7.000%  02/25/2031            771,498       778,819
Prudential Home Mortgage
 Securities, Ser. 1994-7,
 Class A9 (FRN)                  7.625%  03/25/2009          1,100,000     1,117,391
Residential Asset Securities
 Corporation, Ser. 2000-KS5,
 Class AII (FRN)                 6.856%  01/25/2032            917,707       918,243
Superannuation Members Home
 Loans Global, Ser. 1A, Class
 A2 (FRN) - 144A+                6.915%  06/15/2026          1,000,000     1,000,625
Vendee Mortgage Trust, Ser.
 1997-1, Class IO (FRN)*#       13.972%  02/15/2027         11,628,748       145,359
                                                                        ------------
                                                                          46,609,904
                                                                        ------------
   Total (Cost - $52,920,803)                                             52,217,857
                                                                        ------------

CORPORATE OBLIGATIONS - 28.9%

CAYMAN ISLANDS - 0.6%
Cygnus Funding Corp., Ser. 1,
 Class 1                         7.320%  03/01/2004            963,608       964,878
                                                                        ------------

FRANCE - 0.3%
France Telecom - 144A+           7.750%  03/01/2011            540,000       550,225
                                                                        ------------

ITALY - 0.2%
Unicredito Italiano Spa (FRN)    6.250%  06/14/2010  EUR       450,000       393,136
                                                                        ------------

LUXEMBOURG - 0.5%
Sogerim Olivet (MTN)             7.000%  04/20/2011  EUR       500,000       425,750

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

                                COUPON                     FACE
                                 RATE     MATURITY      AMOUNT (A)         VALUE
------------------------------------------------------------------------------------

LUXEMBOURG (CONTINUED)
Tyco International Group         6.125%  04/04/2007  EUR       500,000  $    429,032
                                                                        ------------
                                                                             854,782
                                                                        ------------

NETHERLANDS - 0.5%
Mannesmann Finance BV            4.750%  05/27/2009  EUR       800,000       619,226
Telefonica Europe BV             7.350%  09/15/2005            250,000       260,052
                                                                        ------------
                                                                             879,278
                                                                        ------------

NORWAY - 0.4%
Norsk Hydro A/S                  6.250%  01/15/2010  EUR       800,000       695,724
                                                                        ------------

SWEDEN - 1.5%
Birka Energi AB (MTN)            6.000%  02/19/2008  EUR       800,000       677,914
Investor AB                      5.250%  06/30/2008  EUR       409,033       348,668
Nordbanken (FRN)                 6.000%  12/13/2010  EUR     1,700,000     1,461,560
                                                                        ------------
                                                                           2,488,142
                                                                        ------------

UNITED KINGDOM - 2.6%
Barclays Bank Plc                5.750%  03/08/2011  EUR     2,000,000     1,669,522
Glaxo Wellcome Plc               8.750%  12/01/2005  GBP       200,000       308,975
Imperial Tobacco Finance (MTN)   6.375%  09/27/2006  EUR     1,000,000       863,384
North West Water Finance         4.875%  03/18/2009  EUR     1,700,000     1,313,189
                                                                        ------------
                                                                           4,155,070
                                                                        ------------

UNITED STATES - 22.3%
AOL Time Warner, Inc.            7.625%  04/15/2031            560,000       562,155
Associates Corp. North America   6.950%  11/01/2018            200,000       198,562
Bank One Corp.                   6.500%  02/01/2006            480,000       486,061
Bombarier Capital Inc - 144A+    7.300%  12/15/2002            890,000       908,017
Burlington North Santa Fe
 Corp.                           6.750%  03/15/2029            360,000       327,113
Capital One Bank                 6.875%  02/01/2006            830,000       810,253
Cardinal Health, Inc.            6.750%  02/15/2011            610,000       616,575
Citigroup, Inc.                  6.500%  01/18/2011          2,560,000     2,540,933
Comcast Cable Communications     6.750%  01/30/2011          2,740,000     2,677,961

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

                                COUPON                     FACE
                                 RATE     MATURITY      AMOUNT (A)         VALUE
------------------------------------------------------------------------------------

UNITED STATES (CONTINUED)
Comcast Cable Communications     8.875%  05/01/2017            300,000  $    339,587
Countrywide Home Loans, Ser.
 MTNJ                            5.250%  05/22/2003            370,000       370,512
Cox Communications               7.750%  11/01/2010            430,000       449,043
Delhaize America, Inc.           8.125%  04/15/2011          1,030,000     1,074,380
Delhaize America, Inc.           9.000%  04/15/2031            870,000       946,338
EOP Operating LP                 7.375%  11/15/2003          1,060,000     1,093,738
Florida Power & Light            6.875%  12/01/2005            380,000       392,936
Ford Motor Credit Co.            6.875%  02/01/2006          1,585,000     1,608,220
Ford Motor Credit Co.            7.375%  02/01/2011          1,220,000     1,231,804
General Motors Acceptance
 Corp.                           5.800%  03/12/2003          2,910,000     2,932,305
Harrah's Entertainment Inc. -
 144A+                           7.125%  06/01/2007            490,000       485,532
Harrahs Operating Co., Inc.      7.500%  01/15/2009            270,000       268,861
Heller Financial Inc.            7.500%  08/23/2002            300,000       309,131
Household Finance Corp.          6.500%  01/24/2006            120,000       121,620
JP Morgan Chase & Co.            6.750%  02/01/2011          2,360,000     2,363,292
Keyspan Corp.                    7.625%  11/15/2010            440,000       465,474
Keyspan Corp.                    8.000%  11/15/2030            610,000       655,017
Kinder Morgan Energy Partners    6.750%  03/15/2011            700,000       688,983
Morgan Stanley Dean Witter &
 Co.                             6.100%  04/15/2006            960,000       959,176
National Australia Bank          8.600%  05/19/2010            350,000       390,248
Norfolk Southern Corp.           7.250%  02/15/2031          1,020,000       982,174
Osprey Trust/Osprey I - 144A+    6.375%  01/15/2003  EUR       200,000       172,866
Peoples Energy Corp.             6.900%  01/15/2011            260,000       258,295
Progress Energy, Inc.            6.550%  03/01/2004          1,250,000     1,274,099
Progress Energy, Inc.            7.100%  03/01/2011            990,000     1,002,640
Progress Energy, Inc.            7.750%  03/01/2031            420,000       433,511
PSEG Power - 144A+               7.750%  04/15/2011            370,000       381,225
PSEG Power - 144A+               8.625%  04/15/2031            620,000       667,928
Suntrust Bank                    6.375%  04/01/2011            540,000       525,013
Union Oil Co. of California      7.000%  05/01/2028            360,000       344,570
Verizon Global Funding Corp.     7.750%  12/01/2030            730,000       750,825
Wells Fargo Bank                 6.450%  02/01/2011          3,410,000     3,353,309
                                                                        ------------
                                                                          36,420,282
                                                                        ------------
   Total (Cost - $47,906,954)                                             47,401,517
                                                                        ------------

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

                                COUPON                     FACE
                                 RATE     MATURITY      AMOUNT (A)         VALUE
------------------------------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS - 43.2%

CANADA - 1.1%
Canadian Government Bond         5.500%  06/01/2010  CAD     2,910,000  $  1,861,894
                                                                        ------------

DENMARK - 0.4%
Kingdom of Denmark Bond          7.000%  11/10/2024  DKK     4,400,000       578,543
                                                                        ------------

FRANCE - 2.7%
France O.A.T.                    6.000%  10/25/2025  EUR       800,000       693,876
French Treasury Note             5.000%  07/12/2005  EUR     4,300,000     3,695,841
                                                                        ------------
                                                                           4,389,717
                                                                        ------------

GERMANY - 17.3%
Bundesobligation, Ser. 134       4.250%  02/18/2005  EUR     5,400,000     4,531,286
Bundesobligation, Ser. 135       5.000%  05/20/2005  EUR     7,000,000     6,018,439
Bundesobligation, Ser. 136       5.000%  08/19/2005  EUR     5,400,000     4,638,994
Bundesrepublic Deutschland
 Bond                            5.250%  01/04/2011  EUR    15,270,000    13,078,007
                                                                        ------------
                                                                          28,266,726
                                                                        ------------

JAPAN - 15.2%
Japanese Government Bond, Ser.
 208                             1.100%  12/22/2008  JPY   161,000,000     1,320,522
Japanese Government Bond, Ser.
 221                             1.900%  06/21/2010  JPY 1,497,000,000    12,920,607
Japanese Government Bond, Ser.
 225                             1.900%  12/20/2010  JPY 1,118,000,000     9,604,738
Japanese Government Bond, Ser.
 46                              2.200%  06/22/2020  JPY   108,000,000       925,884
                                                                        ------------
                                                                          24,771,751
                                                                        ------------

MULTI-NATIONAL - 1.7%
European Investment Bank         5.500%  12/07/2009  GBP       118,000       161,458
Inter-American Development
 Bank                            7.375%  01/15/2010          1,580,000     1,709,855
International Bank for
 Reconstruction & Development,
 Ser. 791                        5.500%  05/14/2003  AUD     1,600,000       811,843
                                                                        ------------
                                                                           2,683,156
                                                                        ------------

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

                                COUPON                     FACE
                                 RATE     MATURITY      AMOUNT (A)         VALUE
------------------------------------------------------------------------------------

SWEDEN - 2.3%
Swedish Government Bond          8.000%  08/15/2007  SEK     6,100,000  $    641,403
Swedish Government Bond, Ser.
 1044                            3.500%  04/20/2006  SEK    36,000,000     3,080,556
                                                                        ------------
                                                                           3,721,959
                                                                        ------------

UNITED KINGDOM - 2.5%
UK Treasury Bond                 4.250%  06/07/2032  GBP       500,000       620,693
UK Treasury Bond                 6.000%  12/07/2028  GBP       300,000       482,447
UK Treasury Note                 5.000%  03/07/2012  GBP     2,200,000     3,024,050
                                                                        ------------
                                                                           4,127,190
                                                                        ------------
   Total (Cost - $73,891,198)                                             70,400,936
                                                                        ------------

U.S. GOVERNMENT AGENCY AND TREASURY OBLIGATIONS - 9.6%
FHLMC Sovereign Agency           5.625%  03/15/2011          1,100,000     1,056,098
FNMA Global Bond                 6.375%  06/15/2009            110,000       112,300
FNMA Sovereign Agency            7.125%  06/15/2010          2,550,000     2,722,487
FNMA Sovereign Agency            7.250%  05/15/2030          2,280,000     2,474,876
U.S. Treasury Bond               8.000%  11/15/2021          2,880,000     3,586,726
U.S. Treasury Note               5.125%  12/31/2002            350,000       354,922
U.S. Treasury Note               5.500%  02/28/2003             80,000        81,653
U.S. Treasury Note               6.250%  05/15/2030          4,900,000     5,196,298
                                                                        ------------
   Total (Cost - $15,939,725)                                             15,585,360
                                                                        ------------
TOTAL LONG-TERM INVESTMENTS
 (COST - $190,658,680)                                                   185,605,670
                                                                        ------------

SHORT-TERM INVESTMENTS - 12.9%
Banque et Caisse D'Epargne de
 L'Etat CP*                      3.680%  09/05/2001          2,500,000     2,482,878
Bayerische Landesbank Giro CP*   3.760%  08/13/2001          4,000,000     3,981,618
Commerzbank CP*                  3.740%  09/11/2001          3,000,000     2,979,014
Den Danske Bank Time Deposit     4.063%  07/02/2001          5,000,000     5,000,000
Landesbank Yankee CD             6.000%  07/05/2001          5,900,000     5,900,299

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

                                COUPON                     FACE
                                 RATE     MATURITY      AMOUNT (A)         VALUE
------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (CONTINUED)
U.S. Treasury Bill*@             4.420%  09/06/2001            700,000  $    695,380
                                                                        ------------
   Total (Cost - $21,038,089)                                             21,039,189
                                                                        ------------
TOTAL INVESTMENTS - 126.7%
(COST - $211,696,769)                                                    206,644,859
                                                                        ------------
LIABILITIES, NET OF OTHER
ASSETS - (26.7%)                                                         (43,516,904)
                                                                        ------------
NET ASSETS - 100.0%                                                     $163,127,955
                                                                        ============

Summary of Abbreviations
------------------------
AUD        Australian Dollar
CAD        Canadian Dollar
CP         Commercial Paper
DKK        Danish Krone
EUR        European Monetary Unit (Euro)
FHLMC      Federal Home Loan Mortgage Corp.
FNMA       Federal National Mortgage Association
FRN        Floating Rate Note
GBP        Great British Pound
GNMA       Government National Mortgage Association
JPY        Japanese Yen
MTN        Medium-Term Note
O.A.T.     Obligations Assimilables du Tresor are French government
           long-term debt instruments.
SEK        Swedish Krona
Vendee     Veterans Administration
Yankee CD  U.S. dollar denominated certificates of deposit issued by
           non-U.S. banks in the U.S.

(a)  Face amount shown in U.S. dollars unless otherwise indicated.
+ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers, and may be considered illiquid. At June 30, 2001, these securities were valued at $5,179,179, or 3.17% of net assets.
*    Interest rate shown represents yield to maturity at date of purchase.
#    Face amount shown represents amortized cost.
@ Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  WORLDWIDE CORE PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 2001 (UNAUDITED)

                                COUPON                     FACE
                                 RATE     MATURITY      AMOUNT (A)         VALUE
------------------------------------------------------------------------------------

LONG-TERM INVESTMENTS - 118.9%

ASSET- AND MORTGAGE-BACKED SECURITIES - 44.2%

CAYMAN ISLANDS - 0.5%
HABS Corp., Ser. 2000-1X,
 Class A (FRN)                   6.565%  11/28/2007          1,000,000  $  1,000,000
                                                                        ------------

GERMANY - 0.3%
CORE, Ser. 1999-1X, Class A3A
 (FRN)                           4.977%  03/17/2009  EUR       701,399       592,995
                                                                        ------------

JAPAN - 2.9%
J-Shop Corp., Ser. II, Class 1
 (FRN)                           1.041%  01/13/2003  JPY   206,585,472     1,656,394
Lumiere Funding Corp., Ser.
 1X, Class 1 (FRN)               7.035%  07/10/2003            539,665       539,665
Maestro Securitisation Corp.,
 Ser. 1, Class 1 (FRN)           7.045%  07/10/2005          1,276,256     1,276,256
Oscar Funding Corp., Ser. 1,
 Class 1 (FRN)                   6.741%  03/10/2003            106,260       106,260
Oscar Funding Corp., Ser. 2,
 Class 1 (FRN)                   6.975%  08/10/2003            162,030       162,030
Oscar Funding Corp., Ser. 3,
 Class 1 (FRN)                   7.235%  12/10/2003            248,794       249,167
Oscar Funding Corp., Ser. 4,
 Class 2 (FRN)                   4.672%  05/10/2004  EUR       240,880       204,121
Oscar Funding Corp., Ser. 5,
 Class 1 (FRN)                   6.925%  11/10/2004            587,002       587,002
Oscar Funding Corp., Ser. 5,
 Class 2 (FRN)                   4.532%  11/10/2004  EUR       225,768       191,028
R Funding Corp., Ser. 1X,
 Class 1 (FRN)                   7.191%  02/02/2004            757,303       758,439
Soleil Funding Corp., Ser. 1,
 Class 1 (FRN)                   7.385%  08/10/2004            579,041       581,357
                                                                        ------------
                                                                           6,311,719
                                                                        ------------

NETHERLANDS - 0.6%
Dutch Mortgage Loans
 Securitization, Ser. 2000-1,
 Class A2                        5.875%  12/02/2076  EUR     1,000,000       876,856
European Mortgage Securities
 B.V., Ser. III, Class A2
 (FRN)                           5.875%  09/29/2049  EUR       500,000       433,899
                                                                        ------------
                                                                           1,310,755
                                                                        ------------

UNITED KINGDOM - 0.4%
Chester Asset Receivables Deal
 5                               6.625%  03/17/2008  GBP       640,000       913,116
                                                                        ------------

UNITED STATES - 39.5%
Amethyst Funding Corp., Ser.
 2, Class 1 (FRN)                6.971%  01/02/2004            661,105       660,972
Block Mortgage Finance Inc.,
 Ser. 1999-1, Class A7 (FRN)     5.830%  04/25/2016            199,908       201,511

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

                                COUPON                     FACE
                                 RATE     MATURITY      AMOUNT (A)         VALUE
------------------------------------------------------------------------------------

UNITED STATES (CONTINUED)
Capital Credit Card Corp.,
 Ser. 1996, Class A              5.625%  08/15/2001  DEM     2,000,000  $    866,276
Carco Auto Loan Master Trust,
 Ser. 2000-A, Class A (FRN)      6.623%  03/15/2005            700,000       700,403
Chase Commercial Mortgage
 Securities Corp., Ser. 1998-1
 Class A2                        6.560%  05/18/2008            550,000       553,562
Chase Commercial Mortgage
 Securities Corp., Ser.
 2000-3, Class A1 (FRN)          7.093%  08/15/2008            693,656       716,902
Citibank Credit Card Master
 Trust, Ser. 1999-6,
 Class A - 144A+                 4.500%  08/25/2004  EUR     1,600,000     1,341,748
Conseco Finance, Ser. 2000-A,
 Class AV (FRN)                  4.403%  02/15/2031            669,872       670,054
Countrywide Home Loans, Ser.
 2000-9, Class A11               7.500%  01/25/2031          1,367,694     1,393,680
DLJ Commercial Mortgage Corp.,
 Ser. 1998-CG1, Class A1B        6.410%  05/10/2008          1,250,000     1,247,150
EQCC Home Equity Loan Trust,
 Ser. 1999-1, Class A2F          5.765%  06/20/2015          3,700,000     3,719,554
FHLMC Gold TBA                   6.500%  07/01/2031          2,000,000     1,969,376
FHLMC Gold TBA                   7.500%  07/14/2029          3,000,000     3,060,936
FHLMC, Ser. 1611, Class QA       7.375%  11/15/2023          2,261,945     2,276,754
FHLMC, Ser. 1695, Class AB       7.088%  01/15/2024            605,894       604,358
FHLMC, Ser. 1865, Class DE       4.575%  12/15/2020          1,343,436     1,338,284
FHLMC, Ser. 2062, Class FB       5.323%  07/15/2024            550,172       549,228
FHLMC, Ser. 2228, Class FG
 (FRN)                           7.220%  01/15/2025          1,378,499     1,398,494
FHLMC-GNMA, Ser. 20, Class F
 (FRN)                           7.225%  10/25/2023          1,066,227     1,076,051
First Union Commercial
 Mortgage Trust, Ser. 1999-C1,
 Class A1                        5.730%  10/15/2035            616,991       613,157
FNMA Pool #404129                6.500%  12/01/2027          1,041,773     1,025,767
FNMA Pool #567016                8.000%  11/01/2030            943,519       975,982
FNMA TBA                         6.000%  07/01/2031          2,000,000     1,919,376
FNMA TBA                         6.500%  07/19/2014          4,000,000     4,033,752
FNMA TBA                         6.500%  07/01/2031          6,000,000     5,902,500
FNMA TBA                         7.000%  07/01/2031          2,000,000     2,008,124
FNMA TBA                         7.500%  07/01/2029          5,000,000     5,098,440
FNMA, Ser. 1993-174, Class F     4.844%  09/25/2008            400,000       404,497
FNMA, Ser. 1993-248, Class F
 (FRN)                           7.625%  09/25/2023          2,297,934     2,358,864
FNMA, Ser. 1994-6, Class PE      7.250%  01/17/2021          1,527,090     1,542,407
FNMA, Ser. 1997-32, Class FA
 (FRN)                           7.225%  04/25/2027          1,264,626     1,279,418
FNMA, Ser. 1997-42, Class FD
 (FRN)                           8.125%  07/18/2027            569,263       580,352
FNMA, Ser. 1999-47, Class JF
 (FRN)                           7.299%  11/18/2027            662,091       661,017
FNMA, Ser. 2000-30, Class FC
 (FRN)                           7.025%  10/25/2021          1,600,000     1,602,731
FNMA, Ser. 2000-46, Class B      7.500%  07/25/2027          1,900,000     1,946,102
FNMA, Ser. 2000-53, Class A      7.000%  11/25/2023          1,501,608     1,526,520
GNMA Pool #475892                6.500%  07/15/2028          1,626,792     1,611,016
GNMA Pool #536371                8.000%  11/15/2030            552,732       573,062

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

                                COUPON                     FACE
                                 RATE     MATURITY      AMOUNT (A)         VALUE
------------------------------------------------------------------------------------

UNITED STATES (CONTINUED)
GNMA TBA                         6.500%  07/01/2031          3,000,000  $  2,967,186
GNMA TBA                         7.500%  07/01/2030          3,000,000     3,075,000
GNMA, Ser. 2000-8, Class FA
 (FRN)                           4.701%  01/16/2030          1,487,002     1,492,458
HFC Revolving Home Equity Loan
 Trust, Ser. 1996-1,
 Class A (FRN)                   6.851%  07/20/2017          1,292,478     1,292,095
Ikon Receivables LLC, Ser.
 1999-1, Class A4                6.230%  05/25/2008          2,275,000     2,311,141
MBNA Master Credit Card Trust,
 Ser. 1995-J, Class A (FRN)      6.850%  04/15/2005            350,000       350,814
MCL Auto Loan Funding Corp.,
 Ser. 1, Class 1 (FRN)           7.185%  09/10/2003             91,545        91,545
Nationslink Funding Corp.,
 Ser. 1998-2, Class A2           6.476%  07/20/2008            470,000       470,420
Navistar Financial Corp.
 Owners Trust, Ser. 1999-A,
 Class A4                        6.130%  10/15/2005          4,200,000     4,287,100
New South Home Equity Trust,
 Ser. 1999-2, Class A4 (FRN)     7.590%  04/25/2030          1,500,000     1,554,828
Norwest Asset Securities
 Corp., Ser. 1998-6, Class A1    6.650%  04/25/2028            886,959       887,021
PNC Mortgage Securities Corp.,
 Ser. 2001-1, Class 1A1          7.000%  02/25/2031          1,301,903     1,314,257
Prudential Home Mortgage
 Securities, Ser. 1994-7,
 Class A9 (FRN)                  7.625%  03/25/2009          1,700,000     1,726,877
Residential Asset Securities
 Corporation, Ser. 2000-KS5,
 Class AII (FRN)                 6.856%  01/25/2032          1,560,103     1,561,012
Superannuation Members Home
 Loans Global, Ser. 1A, Class
 A2 (FRN) - 144A+                6.915%  06/15/2026          1,500,000     1,500,937
Vendee Mortgage Trust, Ser.
 1997-1, Class IO (FRN)#*       13.972%  02/15/2027         18,973,218       237,165
                                                                        ------------
                                                                          85,128,233
                                                                        ------------
   Total (Cost - $96,471,979)                                             95,256,818
                                                                        ------------

CORPORATE OBLIGATIONS - 30.5%

CAYMAN ISLANDS - 0.8%
Cygnus Funding Corp., Ser. 1,
 Class 1                         7.320%  03/01/2004          1,592,047     1,594,146
                                                                        ------------

FRANCE - 0.3%
France Telecom - 144A+           7.750%  03/01/2011            700,000       713,255
                                                                        ------------

ITALY - 0.3%
Unicredito Italiano Spa (FRN)    6.250%  06/14/2010  EUR       750,000       655,227
                                                                        ------------

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

                                COUPON                     FACE
                                 RATE     MATURITY      AMOUNT (A)         VALUE
------------------------------------------------------------------------------------

LUXEMBOURG - 0.5%
Sogerim Olivet (MTN)             7.000%  04/20/2011  EUR       500,000  $    425,749
Tyco International Group         6.125%  04/04/2007  EUR       700,000       600,644
                                                                        ------------
                                                                           1,026,393
                                                                        ------------

NETHERLANDS - 0.7%
Mannesmann Finance BV            4.750%  05/27/2009  EUR     1,475,000     1,141,697
Telefonica Europe BV             7.350%  09/15/2005            400,000       416,083
                                                                        ------------
                                                                           1,557,780
                                                                        ------------

NORWAY - 0.4%
Norsk Hydro A/S                  6.250%  01/15/2010  EUR       900,000       782,689
                                                                        ------------

PORTUGAL - 0.2%
Caixa Geral de Depositos
 Finance (MTN)                   6.250%  10/12/2009  EUR       440,000       375,909
                                                                        ------------

SWEDEN - 1.4%
Birka Energi AB (MTN)            6.000%  02/19/2008  EUR       400,000       338,957
Investor AB                      5.250%  06/30/2008  EUR       971,454       828,086
Nordbanken (FRN)                 6.000%  12/13/2010  EUR     1,900,000     1,633,508
Nordbanken (FRN)                 6.000%  12/13/2010  EUR       300,000       257,922
                                                                        ------------
                                                                           3,058,473
                                                                        ------------

UNITED KINGDOM - 2.7%
Barclays Bank Plc                5.750%  03/08/2011  EUR     2,000,000     1,669,522
Glaxo Wellcome Plc               8.750%  12/01/2005  GBP       637,000       984,087
Imperial Tobacco Finance (MTN)   6.375%  09/27/2006  EUR     1,800,000     1,554,091
North West Water Finance         4.875%  03/18/2009  EUR     2,000,000     1,544,928
                                                                        ------------
                                                                           5,752,628
                                                                        ------------

UNITED STATES - 23.2%
AOL Time Warner, Inc.            7.625%  04/15/2031            680,000       682,617
Associates Corp. North America   6.950%  11/01/2018            300,000       297,843
Bank One Corp.                   6.500%  02/01/2006            490,000       496,187
Bombarier Capital Inc - 144A+    7.300%  12/15/2002          1,140,000     1,163,078
Burlington North Santa Fe
 Corp.                           6.750%  03/15/2029          1,080,000       981,339

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

                                COUPON                     FACE
                                 RATE     MATURITY      AMOUNT (A)         VALUE
------------------------------------------------------------------------------------

UNITED STATES (CONTINUED)
Capital One Bank                 6.875%  02/01/2006          1,010,000  $    985,971
Cardinal Health, Inc.            6.750%  02/15/2011            640,000       646,898
Citigroup, Inc.                  6.500%  01/18/2011          3,720,000     3,692,293
Citigroup, Inc.                  6.750%  12/01/2005            100,000       103,361
Comcast Cable Communications     6.750%  01/30/2011          3,470,000     3,391,432
Comcast Cable Communications     8.875%  05/01/2017            800,000       905,565
Countrywide Home Loans, Ser.
 MTNJ                            5.250%  05/22/2003            720,000       720,996
Cox Communications               7.750%  11/01/2010            560,000       584,800
Delhaize America, Inc.           8.125%  04/15/2011          1,480,000     1,543,769
Delhaize America, Inc.           9.000%  04/15/2031            970,000     1,055,113
EOP Operating LP                 7.375%  11/15/2003          1,670,000     1,723,153
Exxon Capital Corp.              6.625%  08/15/2002          1,500,000     1,540,185
Florida Power & Light            6.875%  12/01/2005            500,000       517,020
Ford Motor Credit Co.            6.875%  02/01/2006          1,930,000     1,958,274
Ford Motor Credit Co.            7.375%  02/01/2011          1,540,000     1,554,899
General Motors Acceptance
 Corp.                           5.800%  03/12/2003          3,580,000     3,607,441
Harrah's Entertainment Inc. -
 144A+                           7.125%  06/01/2007            620,000       614,347
Harrahs Operating Co., Inc.      7.500%  01/15/2009            500,000       497,891
Heller Financial Inc.            7.500%  08/23/2002            330,000       340,044
Household Finance Corp.          6.500%  01/24/2006            250,000       253,374
JP Morgan Chase & Co.            6.750%  02/01/2011          3,080,000     3,084,297
Keyspan Corp.                    7.625%  11/15/2010            700,000       740,527
Keyspan Corp.                    8.000%  11/15/2030          1,250,000     1,342,249
Kinder Morgan Energy Partners    6.750%  03/15/2011            870,000       856,307
Morgan Stanley Dean Witter &
 Co.                             6.100%  04/15/2006          1,000,000       999,142
National Australia Bank          8.600%  05/19/2010            430,000       479,447
Norfolk Southern Corp.           7.250%  02/15/2031          1,220,000     1,174,758
Osprey Trust/Osprey I - 144A+    6.375%  01/15/2003  EUR       400,000       345,731
Peoples Energy Corp.             6.900%  01/15/2011            330,000       327,836
Progress Energy, Inc.            6.550%  03/01/2004          1,550,000     1,579,882
Progress Energy, Inc.            7.100%  03/01/2011          1,230,000     1,245,705
Progress Energy, Inc.            7.750%  03/01/2031            520,000       536,727
PSEG Power - 144A+               7.750%  04/15/2011            440,000       453,348
PSEG Power - 144A+               8.625%  04/15/2031            750,000       807,978
Suntrust Bank                    6.375%  04/01/2011            650,000       631,961
Union Oil Co. of California      7.000%  05/01/2028            450,000       430,713
Verizon Global Funding Corp.     7.750%  12/01/2030            950,000       977,101

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

                                COUPON                     FACE
                                 RATE     MATURITY      AMOUNT (A)         VALUE
------------------------------------------------------------------------------------

UNITED STATES (CONTINUED)
Wells Fargo Bank                 6.450%  02/01/2011          4,280,000  $  4,208,845
                                                                        ------------
                                                                          50,080,444
                                                                        ------------
   Total (Cost - $66,413,123)                                             65,596,944
                                                                        ------------

SOVEREIGN DEBT OBLIGATIONS - 33.5%

CANADA - 1.1%
Canadian Government Bond         5.500%  06/01/2010  CAD     3,650,000     2,335,365
                                                                        ------------

DENMARK - 0.3%
Kingdom of Denmark Bond          7.000%  11/15/2007  DKK       100,000        12,506
Kingdom of Denmark Bond          7.000%  11/10/2024  DKK     5,400,000       710,030
                                                                        ------------
                                                                             722,536
                                                                        ------------

FRANCE - 1.7%
France O.A.T.                    6.000%  10/25/2025  EUR       500,000       433,673
France O.A.T. Principal          0.000%  04/25/2023  EUR     2,700,000       627,504
French Treasury Note             5.000%  07/12/2005  EUR     3,100,000     2,664,444
                                                                        ------------
                                                                           3,725,621
                                                                        ------------

GERMANY - 10.1%
Bundesobligation, Ser. 134       4.250%  02/18/2005  EUR     7,200,000     6,041,714
Bundesobligation, Ser. 136       5.000%  08/19/2005  EUR     3,800,000     3,264,477
Bundesrepublic Deutschland
 Bond                            4.750%  07/04/2028  EUR       150,000       109,895
Bundesrepublic Deutschland
 Bond                            5.250%  07/04/2010  EUR     3,070,000     2,639,697
Bundesrepublic Deutschland
 Bond                            5.250%  01/04/2011  EUR    11,330,000     9,703,590
                                                                        ------------
                                                                          21,759,373
                                                                        ------------

JAPAN - 14.6%
Japanese Government Bond, Ser.
 208                             1.100%  12/22/2008  JPY   133,000,000     1,090,866
Japanese Government Bond, Ser.
 221                             1.900%  06/21/2010  JPY 2,015,000,000    17,391,465
Japanese Government Bond, Ser.
 225                             1.900%  12/20/2010  JPY 1,360,000,000    11,683,760
Japanese Government Bond, Ser.
 46                              2.200%  06/22/2020  JPY   145,000,000     1,243,085
                                                                        ------------
                                                                          31,409,176
                                                                        ------------

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

                                COUPON                     FACE
                                 RATE     MATURITY      AMOUNT (A)         VALUE
------------------------------------------------------------------------------------

MULTI-NATIONAL - 0.5%
European Investment Bank         5.500%  12/07/2009  GBP        24,000  $     32,839
International Bank for
 Reconstruction & Development
 (MTN)                           7.125%  07/30/2007  GBP       160,000       237,763
International Bank for
 Reconstruction & Development,
 Ser. 791                        5.500%  05/14/2003  AUD     1,400,000       710,363
                                                                        ------------
                                                                             980,965
                                                                        ------------

SPAIN - 0.4%
Spanish Government Bond          6.000%  01/31/2029  EUR     1,100,000       937,696
                                                                        ------------

SWEDEN - 2.2%
Swedish Government Bond          5.250%  03/15/2011  SEK     5,000,000       452,350
Swedish Government Bond          8.000%  08/15/2007  SEK     4,700,000       494,196
Swedish Government Bond, Ser.
 1044                            3.500%  04/20/2006  SEK    44,000,000     3,765,124
                                                                        ------------
                                                                           4,711,670
                                                                        ------------

UNITED KINGDOM - 2.6%
UK Treasury Bond                 4.250%  06/07/2032  GBP     1,000,000     1,241,386
UK Treasury Bond                 6.000%  12/07/2028  GBP       600,000       964,894
UK Treasury Note                 5.000%  03/07/2012  GBP     2,300,000     3,161,506
UK Treasury Note                 6.500%  12/07/2003  GBP       200,000       287,627
                                                                        ------------
                                                                           5,655,413
                                                                        ------------
   Total (Cost - $75,797,918)                                             72,237,815
                                                                        ------------

U.S. GOVERNMENT AGENCY AND TREASURY OBLIGATIONS - 10.7%
FHLMC Global Bond                6.000%  06/15/2011          9,700,000     9,570,641
FNMA Global Bond                 6.375%  06/15/2009          1,500,000     1,531,370
FNMA Sovereign Agency            7.125%  06/15/2010          4,400,000     4,697,625
U.S. Treasury Note               5.125%  12/31/2002            750,000       760,547
U.S. Treasury Note               5.500%  02/28/2003            110,000       112,273
U.S. Treasury Note               5.500%  05/31/2003            230,000       235,036
U.S. Treasury Note               6.250%  05/15/2030          5,790,000     6,140,116
                                                                        ------------
   Total (Cost - $23,293,720)                                             23,047,608
                                                                        ------------
   TOTAL LONG-TERM INVESTMENTS
    (COST - $261,976,740)                                                256,139,185
                                                                        ------------

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

                                COUPON                     FACE
                                 RATE     MATURITY      AMOUNT (A)         VALUE
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 5.4%
Banque et Caisse D'Epargne de
 L'Etat CP*                      3.680%  09/05/2001            550,000  $    546,233
Bayerische Landesbank Giro CP*   3.760%  08/13/2001          5,000,000     4,977,022
Commerzbank CP*                  3.740%  09/11/2001          5,000,000     4,962,081
U.S. Treasury Bill*@             4.420%  09/06/2001          1,200,000     1,192,080
                                                                        ------------
   Total (Cost - $11,675,357)                                             11,677,416
                                                                        ------------
TOTAL INVESTMENTS - 124.3%
(COST - $273,652,097)                                                    267,816,601
                                                                        ------------
LIABILITIES, NET OF OTHER
ASSETS - (24.3%)                                                         (52,309,825)
                                                                        ------------
NET ASSETS - 100.0%                                                     $215,506,776
                                                                        ============

Summary of Abbreviations
------------------------
AUD    Australian Dollar
CAD    Canadian Dollar
CP     Commercial Paper
DKK    Danish Krone
EUR    European Monetary Unit (Euro)
FHLMC  Federal Home Loan Mortgage Corp.
FNMA   Federal National Mortgage Association
FRN    Floating Rate Note
GBP    Great British Pound
GNMA   Government National Mortgage Association
JPY    Japanese Yen
MTN    Medium-Term Note
O.A.T. Obligations Assimilables du Tresor are French government long-term debt instruments.
SEK    Swedish Krona
Vendee Veterans Administration

(a)  Face amount shown in U.S. dollars unless otherwise indicated.
+ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers, and may be considered illiquid. At June 30, 2001, this security was valued at $6,940,422, or 3.2% of net assets.
#    Face amount shown represents amortized cost.
*    Interest rate shown represents yield to maturity at date of purchase.
@ Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  INTERNATIONAL PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 2001 (UNAUDITED)

                                COUPON                    FACE
                                 RATE    MATURITY      AMOUNT (A)         VALUE
-----------------------------------------------------------------------------------

LONG-TERM INVESTMENTS - 100.0%

ASSET- AND MORTGAGE-BACKED SECURITIES - 16.3%

CAYMAN ISLANDS - 1.1%
HABS Corp., Ser. 2000-1X,
 Class A (FRN)                  6.565%  11/28/2007            500,000  $    500,000
MBNA American European
 Structuring Offering, Ser. 6   4.375%  08/19/2004  EUR     1,000,000       835,118
                                                                       ------------
                                                                          1,335,118
                                                                       ------------

GERMANY - 0.3%
CORE, Ser. 1999-1X, Class A3A
 (FRN)                          4.977%  03/17/2009  EUR       409,148       345,913
                                                                       ------------

JAPAN - 2.8%
J-Shop Corp., Ser. II, Class 1
 (FRN)                          1.041%  01/13/2003  JPY   137,723,648     1,104,263
Lumiere Funding Corp., Ser.
 1X, Class 1 (FRN)              7.035%  07/10/2003            250,559       250,559
Maestro Securitisation Corp.,
 Ser. 1, Class 1 (FRN)          7.045%  07/10/2005            425,419       425,419
Oscar Funding Corp., Ser. 2,
 Class 1 (FRN)                  6.975%  08/10/2003             73,650        73,650
Oscar Funding Corp., Ser. 3,
 Class 1 (FRN)                  7.235%  12/10/2003            106,626       106,786
Oscar Funding Corp., Ser. 4,
 Class 2 (FRN)                  4.672%  05/10/2004  EUR       144,528       122,473
Oscar Funding Corp., Ser. 5,
 Class 1 (FRN)                  6.925%  11/10/2004            270,924       270,924
Oscar Funding Corp., Ser. 5,
 Class 2 (FRN)                  4.532%  11/10/2004  EUR       135,461       114,617
R Funding Corp., Ser. 1X,
 Class 1 (FRN)                  7.191%  02/02/2004            378,652       379,220
Soleil Funding Corp., Ser. 1,
 Class 1 (FRN)                  7.385%  08/10/2004            400,875       402,478
                                                                       ------------
                                                                          3,250,389
                                                                       ------------

NETHERLANDS - 0.4%
Dutch Mortgage Loans
 Securitization, Ser. 2000-1,
 Class A2                       5.875%  12/02/2076  EUR       500,000       438,428
                                                                       ------------

UNITED KINGDOM - 0.2%
Chester Asset Receivables Deal
 5                              6.625%  03/17/2008  GBP       130,000       185,477
                                                                       ------------

UNITED STATES - 11.5%
Amethyst Funding Corp., Ser.
 2, Class 1 (FRN)               6.971%  01/02/2004            440,736       440,648
BMW Floorplan Master Owner
 Trust,
 Ser. 2000-1A - 144A (FRN)+     6.720%  11/17/2005          1,500,000     1,497,187
Capital One Master Trust, Ser.
 1998-3, Class A (FRN)          7.250%  08/16/2001  GBP       500,000       704,300
Capital One Master Trust, Ser.
 2001-4, Class A                3.840%  04/16/2007          2,300,000     2,300,000
Chase Credit Card Master
 Trust, Ser. 1998-1, Class A    5.125%  02/15/2005  EUR       500,000       424,533

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

                                COUPON                    FACE
                                 RATE    MATURITY      AMOUNT (A)         VALUE
-----------------------------------------------------------------------------------

UNITED STATES (CONTINUED)
Chase Credit Card Master
 Trust, Ser. 1998-4, Class A    5.000%  08/15/2008  EUR       306,775  $    252,376
Citibank Credit Card Master
 Trust,
 Ser. 1999-6, Class A - 144A+   4.500%  08/25/2004  EUR       600,000       503,155
GMAC Swift Trust, Ser. 1999-1
 - 144A+                        5.000%  01/18/2005  EUR       700,000       594,541
MBNA Master Credit Card Trust,
 Ser. 1995-J, Class A (FRN)     6.850%  04/15/2005          2,000,000     2,004,654
MCL Auto Loan Funding Corp.,
 Ser. 1, Class 1 (FRN)          7.185%  09/10/2003             91,545        91,545
Novus Home Equity Line of
 Credit Trust,
 Ser. 1999-1, Class A (FRN)     6.840%  05/25/2010            970,439       970,436
Providian Home Equity Loan
 Trust,
 Ser. 1999-1, Class A (FRN)     6.900%  06/25/2025            915,318       915,980
Residential Asset Securities
 Corporation,
 Ser. 2000-KS5, Class AII
 (FRN)                          6.856%  01/25/2032          2,661,352     2,662,903
                                                                       ------------
                                                                         13,362,258
                                                                       ------------
   Total (Cost - $19,780,148)                                            18,917,583
                                                                       ------------

CORPORATE OBLIGATIONS - 5.3%

CAYMAN ISLANDS - 0.7%
Cygnus Funding Corp., Ser. 1,
 Class 1                        7.320%  03/01/2004            796,024       797,073
                                                                       ------------

ITALY - 0.3%
Unicredito Italiano Spa (FRN)   6.250%  06/14/2010  EUR       390,000       340,718
                                                                       ------------

LUXEMBOURG - 0.3%
Tyco International Group        6.125%  04/04/2007  EUR       400,000       343,225
                                                                       ------------

NETHERLANDS - 0.9%
Mannesmann Finance BV           4.750%  05/27/2009  EUR     1,410,000     1,091,385
                                                                       ------------

PORTUGAL - 0.3%
Caixa Geral de Depositos
 Finance (MTN)                  6.250%  10/12/2009  EUR       420,000       358,822
                                                                       ------------

SWEDEN - 1.0%
Investor AB                     5.250%  06/30/2008  EUR       306,775       261,501
Nordbanken (FRN)                6.000%  12/13/2010  EUR     1,000,000       859,741
                                                                       ------------
                                                                          1,121,242
                                                                       ------------

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

                                COUPON                    FACE
                                 RATE    MATURITY      AMOUNT (A)         VALUE
-----------------------------------------------------------------------------------

UNITED KINGDOM - 1.7%
Barclays Bank Plc (FRN)         7.500%  12/15/2010  EUR       450,000  $    407,002
Glaxo Wellcome Plc              8.750%  12/01/2005  GBP       250,000       386,219
Imperial Tobacco Finance (MTN)  6.375%  09/27/2006  EUR       700,000       604,369
North West Water Finance        4.875%  03/18/2009  EUR       680,000       525,276
                                                                       ------------
                                                                          1,922,866
                                                                       ------------

UNITED STATES - 0.1%
Osprey Trust/Osprey I - 144A+   6.375%  01/15/2003  EUR       200,000       172,866
                                                                       ------------
   Total (Cost - $6,515,709)                                              6,148,197
                                                                       ------------

SOVEREIGN DEBT OBLIGATIONS - 75.0%

BELGIUM - 3.5%
Kingdom of Belgium, Ser. 36     5.000%  09/28/2011  EUR     5,000,000     4,095,170
                                                                       ------------

CANADA - 5.2%
Canadian Government Bond        5.000%  09/01/2004  CAD     6,000,000     3,901,860
Canadian Government Bond        5.500%  06/01/2010  CAD     3,300,000     2,111,426
                                                                       ------------
                                                                          6,013,286
                                                                       ------------

DENMARK - 0.8%
Kingdom of Denmark Bond         7.000%  11/10/2024  DKK     7,500,000       986,152
                                                                       ------------

FRANCE - 15.9%
France O.A.T.                   5.500%  04/25/2029  EUR     1,200,000       976,441
France O.A.T.                   6.000%  10/25/2025  EUR       900,000       780,610
France O.A.T. Principal         0.000%  04/25/2023  EUR     1,300,000       302,132
French Treasury Note            5.000%  07/12/2005  EUR     9,100,000     7,821,432
Government of France            5.500%  04/25/2010  EUR     9,900,000     8,561,074
                                                                       ------------
                                                                         18,441,689
                                                                       ------------

GERMANY - 11.5%
Bundesobligation                5.000%  11/12/2002  EUR       552,843       472,196
Bundesobligation, Ser. 134      4.250%  02/18/2005  EUR     2,900,000     2,433,468
Bundesobligation, Ser. 136      5.000%  08/19/2005  EUR     7,200,000     6,185,326
Bundesrepublic Deutschland
 Bond                           5.250%  07/04/2010  EUR     1,760,000     1,513,311
Bundesrepublic Deutschland
 Bond                           5.250%  01/04/2011  EUR     2,940,000     2,517,966

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

                                COUPON                    FACE
                                 RATE    MATURITY      AMOUNT (A)         VALUE
-----------------------------------------------------------------------------------

GERMANY (CONTINUED)
Bundesrepublic Deutschland
 Bond                           6.250%  01/04/2030  EUR       200,000  $    181,324
                                                                       ------------
                                                                         13,303,591
                                                                       ------------

JAPAN - 26.7%
Japanese Government Bond, Ser.
 208                            1.100%  12/22/2008  JPY 1,460,000,000    11,974,920
Japanese Government Bond, Ser.
 221                            1.900%  06/21/2010  JPY 1,329,000,000    11,470,599
Japanese Government Bond, Ser.
 225                            1.900%  12/20/2010  JPY   740,000,000     6,357,340
Japanese Government Bond, Ser.
 46                             2.200%  06/22/2020  JPY   143,000,000     1,225,939
                                                                       ------------
                                                                         31,028,798
                                                                       ------------

MULTI-NATIONAL - 0.8%
European Investment Bank        5.500%  12/07/2009  GBP       656,000       897,597
                                                                       ------------

SPAIN - 4.2%
Spanish Government Bond         4.950%  07/30/2005  EUR     5,000,000     4,270,975
Spanish Government Bond         5.750%  07/30/2032  EUR       800,000       616,234
                                                                       ------------
                                                                          4,887,209
                                                                       ------------

SWEDEN - 0.7%
Swedish Government Bond         8.000%  08/15/2007  SEK     7,500,000       788,610
                                                                       ------------

UNITED KINGDOM - 5.7%
Bank of Scotland (MTN)          5.500%  07/27/2009  EUR       360,000       294,896
Royal Bank of Scotland- 144A+   6.770%  03/31/2049  EUR     1,000,000       883,290
UK Treasury Bond                4.250%  06/07/2032  GBP     1,200,000     1,489,663
UK Treasury Bond                6.000%  12/07/2028  GBP     1,200,000     1,929,788
UK Treasury Note                5.000%  03/07/2012  GBP       400,000       549,827
UK Treasury Note                6.500%  12/07/2003  GBP     1,042,000     1,498,537
                                                                       ------------
                                                                          6,646,001
                                                                       ------------
   Total (Cost - $92,355,395)                                            87,088,103
                                                                       ------------

U.S. TREASURY OBLIGATION - 3.4%
U.S. Treasury Note
 (Cost - $3,967,941)            6.250%  05/15/2030          3,690,000     3,913,131
                                                                       ------------
   TOTAL LONG-TERM INVESTMENTS
    (COST - $122,619,193)                                               116,067,014
                                                                       ------------

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

                                COUPON                    FACE
                                 RATE    MATURITY      AMOUNT (A)         VALUE
-----------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 21.3%
Bank of Montreal Time Deposit   3.875%  07/02/2001          5,000,000  $  5,000,000
Bank of Montreal Yankee CD      3.190%  08/16/2001          3,000,000     3,000,000
Banque et Caisse D'Epargne de
 L'Etat CP*                     3.680%  09/05/2001          2,500,000     2,482,878
Bayer AG CP - 144A*+            3.900%  07/24/2001          3,500,000     3,490,900
Den Danske Bank Time Deposit    4.063%  07/02/2001          5,000,000     5,000,000
Lanhes Yankee CD                6.010%  09/04/2001          2,500,000     2,500,043
Sigma Finance CP - 144A*+       3.590%  12/12/2001          2,500,000     2,458,865
U.S. Treasury Bill*@            4.420%  09/06/2001            800,000       794,720
                                                                       ------------
   Total (Cost - $24,726,155)                                            24,727,406
                                                                       ------------
TOTAL INVESTMENTS - 121.3%
(COST - $147,345,348)                                                   140,794,420
                                                                       ------------
LIABILITIES, NET OF OTHER
ASSETS - (21.3%)                                                        (24,695,222)
                                                                       ------------
NET ASSETS - 100.0%                                                    $116,099,198
                                                                       ============

Summary of Abbreviations
------------------------
CAD        Canadian Dollar
CP         Commercial Paper
DKK        Danish Krone
EUR        European Monetary Unit (Euro)
FRN        Floating Rate Note
GBP        Great British Pound
JPY        Japanese Yen
MTN        Medium-Term Note
O.A.T.     Obligations Assimilables du Tresor are French government
           long-term debt instruments.
SEK        Swedish Krona
Yankee CD  U.S. dollar denominated certificates of deposit issued by
           non-U.S. banks in the U.S.

(a)  Face amount shown in U.S. dollars unless otherwise indicated.
+ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers, and may be considered illiquid. At June 30, 2001, these securities were valued at $9,600,804, or 8.3% of net assets.
*    Interest rate shown represents yield to maturity at date of purchase.
@ Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  EMERGING MARKETS PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 2001 (UNAUDITED)

                                COUPON                  FACE
                                 RATE     MATURITY   AMOUNT (A)      VALUE
-----------------------------------------------------------------------------

LONG-TERM INVESTMENTS - 62.3%

SOVEREIGN DEBT OBLIGATIONS - 62.3%

ARGENTINA - 12.3%
Republic of Argentina           11.750%  04/07/2009     750,000   $   577,500
Republic of Argentina           11.750%  06/15/2015   1,500,000     1,113,750
Republic of Argentina (FRN)     7.375%   03/31/2005   3,840,000     3,148,800
Republic of Argentina, Ser.
 2008                           7.000%   12/19/2008   1,500,000     1,132,500
Republic of Argentina, Ser.
 2018                           12.250%  06/19/2018   1,500,000     1,072,500
                                                                  -----------
                                                                    7,045,050
                                                                  -----------

BRAZIL - 11.5%
Republic of Brazil              7.625%   04/15/2024   1,750,000     1,281,875
Republic of Brazil              8.000%   04/15/2014   1,231,410       908,165
Republic of Brazil              11.000%  08/17/2040   3,500,000     2,590,000
Republic of Brazil              14.500%  10/15/2009   1,750,000     1,811,250
                                                                  -----------
                                                                    6,591,290
                                                                  -----------

BULGARIA - 4.4%
Bulgaria Discount Bond, Ser. A
 (FRN)                          7.063%   07/28/2024     750,000       590,625
Bulgaria Government Bond, Ser.
 PDI (FRN)                      7.063%   07/28/2011   2,500,000     1,962,500
                                                                  -----------
                                                                    2,553,125
                                                                  -----------

COLOMBIA - 1.2%
Republic of Colombia            11.750%  02/25/2020     750,000       716,250
                                                                  -----------

ECUADOR - 2.4%
Republic of Ecuador             4.000%   08/15/2030   3,250,000     1,399,125
                                                                  -----------

EGYPT - 2.2%
Arab Republic of Egypt          8.750%   07/11/2011   1,250,000     1,252,875
                                                                  -----------

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

                                COUPON                  FACE
                                 RATE     MATURITY   AMOUNT (A)      VALUE
-----------------------------------------------------------------------------

MEXICO - 9.6%
United Mexican States           8.125%   12/30/2019     750,000   $   710,062
United Mexican States           8.375%   01/14/2011   1,500,000     1,509,750
United Mexican States           9.875%   01/15/2007   3,000,000     3,279,000
                                                                  -----------
                                                                    5,498,812
                                                                  -----------

NIGERIA - 1.1%
Central Bank of Nigeria Par
 Bond, Ser. WW #                0.063%   11/15/2020   1,000,000       638,060
                                                                  -----------

PANAMA - 1.3%
Republic of Panama              9.625%   02/08/2011     750,000       759,375
                                                                  -----------

PERU - 1.1%
Republic of Peru Discount Bond  7.625%   03/08/2027   1,000,000       655,000
                                                                  -----------

(THE) PHILIPPINES - 1.2%
Republic of Philippines         10.625%  03/16/2025     750,000       678,750
                                                                  -----------

POLAND - 2.8%
Poland Global Registered Par
 Bond                           3.000%   10/27/2024   2,250,000     1,586,250
                                                                  -----------

RUSSIA - 10.0%
Russian Federation Bond,
 Eurodollar                     2.500%   03/31/2030   9,500,000     4,488,750
Russian Federation Bond, Ser.
 REGS - Eurodollar              11.750%  06/10/2003   1,250,000     1,280,000
                                                                  -----------
                                                                    5,768,750
                                                                  -----------

SOUTH KOREA - 0.5%
Hanvit Bank                     12.750%  03/01/2010     250,000       268,125
                                                                  -----------

UKRAINE - 0.7%
Ukraine Government Bond         11.000%  03/15/2007     485,000       374,455
                                                                  -----------
   Total (Cost - $35,753,290)                                      35,785,292
                                                                  -----------

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

                                COUPON                  FACE
                                 RATE     MATURITY   AMOUNT (A)      VALUE
-----------------------------------------------------------------------------
WARRANTS - 0.0%

MEXICO - 0.0%
United Mexican States Warrants  0.000%   06/30/2003   3,077,000   $    27,078
                                                                  -----------

NIGERIA - 0.0%
Central Bank of Nigeria         0.000%   11/15/2020       4,250             0
                                                                  -----------

VENEZUELA - 0.0%
Republic of Venezuela           0.000%   04/15/2020      44,625             0
                                                                  -----------
   Total (Cost - $0)                                                   27,078
                                                                  -----------
   TOTAL LONG-TERM INVESTMENTS
    (COST - $35,753,290)                                           35,812,370
                                                                  -----------



 SHORT-TERM INVESTMENTS - 1.6%
 BQ Cent Tunisie Yankee CD       8.250%  09/19/2027   1,000,000     945,000
                                                                 ----------
    Total (Cost - $900,199)
                                                                 ----------
 TOTAL INVESTMENTS - 63.9%
 (COST - $36,653,489)                                            36,757,370
                                                                 ----------
 OTHER ASSETS, NET OF
 LIABILITIES - 36.1%                                             20,753,733
                                                                 ----------
 NET ASSETS - 100.0%                                             $57,511,103
                                                                 ==========

Summary of Abbreviations
------------------------
FRN        Floating Rate Note
Yankee CD  U.S. dollar denominated certificates of deposit issued by
           non-U.S. banks in the U.S.

(a)  Face amount shown in U.S. dollars unless otherwise indicated.
# Security is issued with detachable warrants. The current value of each warrant is zero.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  STATEMENTS OF ASSETS AND LIABILITIES
  JUNE 30, 2001 (UNAUDITED)                                      U.S. PORTFOLIOS

                                U.S. SHORT-TERM  LIMITED DURATION  MORTGAGE-BACKED  INFLATION-INDEXED
                                   PORTFOLIO        PORTFOLIO         PORTFOLIO     HEDGED PORTFOLIO
-----------------------------------------------------------------------------------------------------
ASSETS
------------------------------
Investments in securities, at
 value (Cost - $229,847,127,
 $104,968,819, $414,505,727,
 and $24,925,802,
 respectively)                   $231,167,910      $105,967,200     $413,958,230       $25,035,113
Cash and cash equivalents           5,651,227         5,664,740        7,158,000            33,386
Receivable for securities sold              -                 -       15,753,427                 -
Receivable from Investment
 Adviser                               55,367             2,973              600             6,507
Interest receivable                   853,552           894,995        1,590,290           345,223
Other receivables                           -                 -           38,008                 -
                                 ------------      ------------     ------------       -----------
 Total assets                     237,728,056       112,529,908      438,498,555        25,420,229
                                 ------------      ------------     ------------       -----------
LIABILITIES
------------------------------
Payable for securities
 purchased                          8,980,944                 -      127,438,828                 -
Securities sold short, at
 value (proceeds -
 $10,692,154)                               -                 -       10,635,760                 -
Variation margin payable               40,800                 -           11,312                 -
Interest payable on securities
 sold short                                 -                 -          271,146                 -
Accrued expenses and other
 liabilities                           59,428            39,627           96,809            20,035
                                 ------------      ------------     ------------       -----------
 Total liabilities                  9,081,172            39,627      138,453,855            20,035
                                 ------------      ------------     ------------       -----------
NET ASSETS                       $228,646,884      $112,490,281     $300,044,700       $25,400,194
----------                       ============      ============     ============       ===========
SHARES OUTSTANDING (PAR VALUE
$0.001)                            23,539,681        11,321,029       30,394,053         2,474,619
------------------------------   ============      ============     ============       ===========
NET ASSET VALUE PER SHARE        $       9.71      $       9.94     $       9.87       $     10.26
-------------------------        ============      ============     ============       ===========
COMPONENTS OF NET ASSETS AS OF
JUNE 30, 2001 WERE AS FOLLOWS:
------------------------------
Paid-in capital                  $243,743,497      $112,285,345     $319,440,303       $25,169,892
Undistributed investment
 income, net                          308,943            16,110           61,837                 -
Accumulated net realized gain
 (loss) on investments, short
 sales, financial futures
 contracts and foreign
 currency-related transactions    (16,485,230)         (809,555)     (18,967,655)          120,991
Net unrealized appreciation on
 investments, short sales and
 financial futures                  1,079,674           998,381         (489,785)          109,311
                                 ------------      ------------     ------------       -----------
                                 $228,646,884      $112,490,281     $300,044,700       $25,400,194
                                 ============      ============     ============       ===========

See Notes to Financial Statements.

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)                    GLOBAL & INTERNATIONAL PORTFOLIOS

                                      GLOBAL TACTICAL       WORLDWIDE     WORLDWIDE CORE
                                     EXPOSURE PORTFOLIO     PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------
ASSETS
-----------------------------------
Investments in securities, at value
 (Cost - $55,569,158, $211,696,769
 and $273,652,097, respectively)        $51,438,475       $206,644,859     $267,816,601
Cash and cash equivalents                   891,941          5,340,006        2,116,475
Cash on deposit at broker                 2,924,718            303,000          475,000
Foreign cash (Cost - $1,225,462,
 $2,945,413 and $1,644,840,
 respectively)                            1,095,407            963,239        1,044,178
Receivable for securities sold                5,445          2,437,489        1,214,499
Receivable from Investment Adviser           13,968                  -                -
Interest receivable                         823,677          2,786,371        3,079,200
Receivable for open swap contracts          747,025                  -                -
Net unrealized appreciation of
 forward foreign exchange contracts         325,938            425,218        3,397,568
                                        -----------       ------------     ------------
 Total assets                            58,266,594        218,900,182      279,143,521
                                        -----------       ------------     ------------
LIABILITIES
-----------------------------------
Payable for securities purchased          9,462,600         53,973,564       62,564,750
Variation margin payable                    745,462            645,030          709,661
Net unrealized depreciation of
 forward foreign exchange contracts         688,346          1,094,835          288,785
Payable to Investment Adviser                     -              1,546            2,035
Accrued expenses and other
 liabilities                                 30,009             57,252           71,514
                                        -----------       ------------     ------------
 Total liabilities                       10,926,417         55,772,227       63,636,745
                                        -----------       ------------     ------------
NET ASSETS                              $47,340,177       $163,127,955     $215,506,776
----------                              ===========       ============     ============
SHARES OUTSTANDING (PAR VALUE
$0.001)                                   5,412,652         19,220,655       19,791,053
-----------------------------------     ===========       ============     ============
NET ASSET VALUE PER SHARE               $      8.75       $       8.49     $      10.89
-------------------------               ===========       ============     ============
COMPONENTS OF NET ASSETS AS OF JUNE
30, 2001 WERE AS FOLLOWS:
-----------------------------------
Paid-in capital                         $58,657,498       $177,189,984     $220,159,264
Undistributed (distributions in
 excess of) investment income, net       (2,519,326)          (412,762)         181,994
Accumulated net realized loss on
 investments, financial futures and
 swap contracts and foreign
 currency-related transactions           (5,028,748)        (6,280,629)      (5,081,200)
Net unrealized appreciation
 (depreciation) on investments,
 financial futures and swap
 contracts and translation of other
 assets and liabilities denominated
 in foreign currency                     (3,769,247)        (7,368,638)         246,718
                                        -----------       ------------     ------------
                                        $47,340,177       $163,127,955     $215,506,776
                                        ===========       ============     ============

See Notes to Financial Statements.

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)                    GLOBAL & INTERNATIONAL PORTFOLIOS

                                          INTERNATIONAL  EMERGING MARKETS
                                            PORTFOLIO       PORTFOLIO
-------------------------------------------------------------------------

ASSETS
----------------------------------------
Investments in securities, at value
 (Cost - $147,345,348 and $36,653,489,
 respectively)                            $140,794,420     $ 36,757,370
Cash and cash equivalents                    4,055,378       21,034,463
Cash on deposit at broker                      265,584                -
Foreign cash (Cost - $674,369 and $0,
 respectively)                                 425,493                -
Receivable for securities sold               9,920,664                -
Receivable from Investment Adviser               3,782                -
Interest receivable                          2,095,185          967,349
Net unrealized appreciation of forward
 foreign exchange contracts                    111,152                -
Other receivables                                    -           51,391
                                          ------------     ------------
 Total assets                              157,671,658       58,810,573
                                          ------------     ------------

LIABILITIES
----------------------------------------
Payable for securities purchased            39,703,489        1,248,512
Variation margin payable                       311,485                -
Net unrealized depreciation of forward
 foreign exchange contracts                  1,534,069                -
Payable to Investment Adviser                        -            1,705
Accrued expenses and other liabilities          23,417           49,253
                                          ------------     ------------
 Total liabilities                          41,572,460        1,299,470
                                          ------------     ------------

NET ASSETS                                $116,099,198     $ 57,511,103
----------                                ============     ============

SHARES OUTSTANDING (PAR VALUE $0.001)       15,593,573        7,392,102
------------------------------------      ============     ============

NET ASSET VALUE PER SHARE                 $       7.45     $       7.78
-------------------------                 ============     ============

COMPONENTS OF NET ASSETS AS OF JUNE 30,
2001 WERE AS FOLLOWS:
----------------------------------------
Paid-in capital                           $128,758,957     $ 89,195,346
Distributions in excess of investment
 income, net                                   (50,043)         (84,455)
Accumulated net realized loss on
 investments, financial futures
 contracts and foreign currency-related
 transactions                               (2,896,089)     (31,703,669)
Net unrealized appreciation
 (depreciation) on investments,
 financial futures and translation of
 other assets and liabilities
 denominated in foreign currency            (9,713,627)         103,881
                                          ------------     ------------
                                          $116,099,198     $ 57,511,103
                                          ============     ============

See Notes to Financial Statements.

FFTW FUNDS, INC.

  STATEMENTS OF OPERATIONS
  FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)             U.S. PORTFOLIOS

                                U.S. SHORT-TERM  LIMITED DURATION  MORTGAGE-BACKED    INFLATION-INDEXED
                                   PORTFOLIO        PORTFOLIO         PORTFOLIO       HEDGED PORTFOLIO*
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------
Interest                          $8,200,684        $3,455,754       $10,123,437          $520,978
                                  ----------        ----------       -----------          --------
EXPENSES
------------------------------
Investment advisory fees             412,184           203,777           451,140            31,198
Administration fees                   70,039            28,978            76,507             3,970
Audit fees                            14,521            12,794            23,054            13,538
Legal fees                            15,333             5,592            15,451               657
Custodian fees                        50,686            27,956            78,212             3,287
Transfer agent fees                    9,002             2,279               911               895
Registration fees                      3,809             7,920             2,886             1,735
Directors' fees and expenses          17,458             6,367            17,591               749
Other fees and expenses               18,239             5,960            16,046             1,361
                                  ----------        ----------       -----------          --------
 Total operating expenses            611,271           301,623           681,798            57,390
Waiver of investment advisory
 fees                               (267,413)         (126,825)         (305,504)          (29,847)
                                  ----------        ----------       -----------          --------
 Operating expenses, net             343,858           174,798           376,294            27,543
Interest Expense                     117,659                 -             9,010                 -
                                  ----------        ----------       -----------          --------
 Total expenses                      461,517           174,798           385,304            27,543
                                  ----------        ----------       -----------          --------
 Investment income, net            7,739,167         3,280,956         9,738,133           493,435
                                  ----------        ----------       -----------          --------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS,
SHORT SALES, FINANCIAL FUTURES
CONTRACTS AND FOREIGN
CURRENCY-RELATED TRANSACTIONS
------------------------------
Net realized gain on
 investments                       1,372,585         1,295,047         2,182,858           120,991
Net realized loss on short
 sales                                     -                 -          (360,429)                -
Net realized gain (loss) on
 financial futures contracts          96,269           (76,997)         (649,201)                -
Net realized loss on foreign
 currency-related transactions             -              (107)                -                 -
Net change in unrealized
 appreciation (depreciation)
 on investments                     (677,147)         (214,733)       (3,025,490)          109,311
Net change in unrealized
 appreciation on short sales               -                 -            23,373                 -
Net change in unrealized
 appreciation (depreciation)
 on financial futures               (344,944)          (15,048)          608,196                 -
                                  ----------        ----------       -----------          --------
Net realized and unrealized
 gain (loss) on investments,
 short sales, financial
 futures contracts and foreign
 currency-related transactions       446,763           988,162        (1,220,693)          230,302
                                  ----------        ----------       -----------          --------
Net Increase in Net Assets
 Resulting from Operations        $8,185,930        $4,269,118       $ 8,517,440          $723,737
                                  ==========        ==========       ===========          ========

  *  Fund commenced operations on January 3, 2001.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
                                               GLOBAL & INTERNATIONAL PORTFOLIOS

                                      GLOBAL TACTICAL      WORLDWIDE    WORLDWIDE CORE
                                     EXPOSURE PORTFOLIO    PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------
Interest                                $    715,287      $ 4,430,079    $ 4,938,255
                                        ------------      -----------    -----------
EXPENSES
-----------------------------------
Investment advisory fees                     103,134          339,384        417,141
Administration fees                           12,844           42,892         53,770
Audit fees                                    18,362           12,823         14,348
Legal fees                                     3,047            8,350         10,476
Custodian fees                                31,912           72,416         78,154
Transfer agent fees                            1,003            3,092          3,049
Registration fees                              3,269            2,769          5,051
Directors' fees and expenses                   3,469            9,506         11,928
Other fees and expenses                        3,581            8,674         10,958
                                        ------------      -----------    -----------
 Total operating expenses                    180,621          499,906        604,875
Waiver of investment advisory fees          (103,174)               -       (135,091)
                                        ------------      -----------    -----------
 Operating expenses, net                      77,447          499,906        469,784
Interest Expense                             796,573                -              -
                                        ------------      -----------    -----------
 Total expenses                              874,020          499,906        469,784
                                        ------------      -----------    -----------
Investment income (loss), net               (158,733)       3,930,173      4,468,471
                                        ------------      -----------    -----------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS,
FINANCIAL FUTURES AND SWAP
CONTRACTS AND FOREIGN CURRENCY-
RELATED TRANSACTIONS
-----------------------------------
Net realized gain (loss) on
 investments                              (2,061,287)      (1,011,448)     1,118,535
Net realized gain (loss) on
 financial futures and swap
 contracts                                  (707,454)         116,875         25,411
Net realized gain on foreign
 currency-related transactions             4,513,025          303,821        540,802
Net change in unrealized
 depreciation on investments                (334,792)      (6,028,922)    (7,501,867)
Net change in unrealized
 appreciation (depreciation) on
 financial futures and swap
 contracts                                   821,278           (7,089)       (72,962)
Net change in unrealized
 appreciation (depreciation) on
 translation of other assets and
 liabilities denominated in foreign
 currency                                   (967,041)      (1,230,544)     9,161,957
                                        ------------      -----------    -----------
Net realized and unrealized gain
 (loss) on investments, financial
 futures and swap contracts and
 foreign currency-related
 transactions                              1,263,729       (7,857,307)     3,271,876
                                        ------------      -----------    -----------
Net Increase (Decrease) in Net
 Assets Resulting from Operations       $  1,104,996      $(3,927,134)   $ 7,740,347
                                        ============      ===========    ===========

See Notes to Financial Statements.

FFTW FUNDS, INC.

  FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
                                               GLOBAL & INTERNATIONAL PORTFOLIOS

                                          INTERNATIONAL  EMERGING MARKETS
                                            PORTFOLIO       PORTFOLIO
-------------------------------------------------------------------------

INVESTMENT INCOME
----------------------------------------
Interest                                  $  2,570,761      $2,555,359
                                          ------------      ----------

EXPENSES
----------------------------------------
Investment advisory fees                       238,382         179,798
Administration fees                             30,290          11,769
Audit fees                                      15,313          17,345
Legal fees                                       5,970           2,516
Custodian fees                                  58,828          27,468
Transfer agent fees                              3,533             889
Registration fees                                1,564           1,725
Directors' fees and expenses                     6,797           2,864
Other fees and expenses                          6,356           4,256
                                          ------------      ----------
 Total operating expenses                      367,033         248,630
Waiver of investment advisory fees             (10,416)              -
                                          ------------      ----------
 Operating expenses, net                       356,617         248,630
                                          ------------      ----------
Investment income, net                       2,214,144       2,306,729
                                          ------------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS,
FINANCIAL FUTURES CONTRACTS AND
FOREIGN CURRENCY-RELATED TRANSACTIONS
----------------------------------------
Net realized gain (loss) on investments       (984,104)        724,888
Net realized loss on financial futures
 contracts                                    (169,438)              -
Net realized loss on foreign
 currency-related transactions                (432,821)        (92,945)
Net change in unrealized depreciation on
 investments                                (7,068,397)       (736,446)
Net change in unrealized appreciation on
 financial futures                             106,479               -
Net change in unrealized depreciation on
 translation of other assets and
 liabilities denominated in foreign
 currency                                   (2,049,284)              -
                                          ------------      ----------
Net realized and unrealized loss on
 investments, financial futures
 contracts and foreign currency-related
 transactions                              (10,597,565)       (104,503)
                                          ------------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                $ (8,383,421)     $2,202,226
                                          ============      ==========

See Notes to Financial Statements.

FFTW FUNDS, INC.

  STATEMENTS OF CHANGES IN NET ASSETS
                                                                 U.S. PORTFOLIOS

                                 U.S. SHORT-TERM PORTFOLIO     LIMITED DURATION PORTFOLIO
                                ----------------------------  ----------------------------
                                 SIX MONTHS                    SIX MONTHS
                                    ENDED                         ENDED
                                JUNE 30, 2001   YEAR ENDED    JUNE 30, 2001   YEAR ENDED
                                 (UNAUDITED)   DEC. 31, 2000   (UNAUDITED)   DEC. 31, 2000
------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
------------------------------
Investment income, net          $   7,739,167  $  32,757,722  $  3,280,956   $  5,886,037
Net realized gain (loss) on
 investments, financial
 futures contracts and foreign
 currency-related transactions      1,468,854       (987,943)    1,217,943       (277,914)
Net change in unrealized
 appreciation (depreciation)
 on investments and financial
 futures contracts                 (1,022,091)     3,993,610      (229,781)     2,142,082
                                -------------  -------------  ------------   ------------
Net increase in net assets
 resulting from operations          8,185,930     35,763,389     4,269,118      7,750,205
                                -------------  -------------  ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS
------------------------------
From investment income, net         7,701,290     32,760,877     3,264,845      5,886,038
                                -------------  -------------  ------------   ------------
CAPITAL SHARE TRANSACTIONS,
NET                              (142,704,947)  (282,582,261)   14,001,886     (4,485,042)
------------------------------  -------------  -------------  ------------   ------------
Total increase (decrease) in
net assets                       (142,220,307)  (279,579,749)   15,006,159     (2,620,875)
                                -------------  -------------  ------------   ------------

NET ASSETS
------------------------------
Beginning of Period               370,867,191    650,446,940    97,484,122    100,104,997
                                -------------  -------------  ------------   ------------
End of Period                   $ 228,646,884  $ 370,867,191  $112,490,281   $ 97,484,122
                                =============  =============  ============   ============
UNDISTRIBUTED (DISTRIBUTIONS
IN EXCESS OF) INVESTMENT
INCOME, NET                     $     308,943  $     271,066  $     16,110   $         (1)
------------------------------

See Notes to Financial Statements.

FFTW FUNDS, INC.

  STATEMENTS OF CHANGES IN NET ASSETS
                                                                 U.S. PORTFOLIOS

                                                                      INFLATION-INDEXED
                                      MORTGAGE-BACKED PORTFOLIO        HEDGED PORTFOLIO
                                     ----------------------------  ------------------------
                                      SIX MONTHS                         PERIOD FROM
                                         ENDED                       JANUARY 03, 2001* TO
                                     JUNE 30, 2001   YEAR ENDED         JUNE 30, 2001
                                      (UNAUDITED)   DEC. 31, 2000        (UNAUDITED)
-------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
-----------------------------------
Investment income, net               $  9,738,133   $ 22,988,014         $   493,435
Net realized gain on investments,
 short sales and financial futures
 contracts                              1,173,228      4,705,768             120,991
Net change in unrealized
 appreciation (depreciation) on
 investments, short sales and
 financial futures contracts           (2,393,921)     8,820,973             109,311
                                     ------------   ------------         -----------
Net increase in net assets
 resulting from operations              8,517,440     36,514,755             723,737
                                     ------------   ------------         -----------

DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------
From investment income, net            10,872,972     23,951,969             493,435
                                     ------------   ------------         -----------
CAPITAL SHARE TRANSACTIONS, NET       (33,740,787)    25,313,035          25,169,892
--------------------------------     ------------   ------------         -----------
Total increase (decrease) in net
assets                                (36,096,319)    37,875,821          25,400,194
                                     ------------   ------------         -----------

NET ASSETS
-----------------------------------
Beginning of Period                   336,141,019    298,265,198                   -
                                     ------------   ------------         -----------
End of Period                        $300,044,700   $336,141,019         $25,400,194
                                     ============   ============         ===========
UNDISTRIBUTED INVESTMENT INCOME,
NET                                  $     61,837   $  1,196,676         $         -
-----------------------------------

  *  Commencement of operations.

See Notes to Financial Statements.

FFTW FUNDS, INC.

                                               GLOBAL & INTERNATIONAL PORTFOLIOS

                                  GLOBAL TACTICAL EXPOSURE
                                         PORTFOLIO                WORLDWIDE PORTFOLIO
                                ----------------------------  ----------------------------
                                 SIX MONTHS                    SIX MONTHS
                                    ENDED                         ENDED
                                JUNE 30, 2001   YEAR ENDED    JUNE 30, 2001   YEAR ENDED
                                 (UNAUDITED)   DEC. 31, 2000   (UNAUDITED)   DEC. 31, 2000
------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
------------------------------
Investment income (loss), net   $   (158,733)  $  6,700,551   $  3,930,173   $  6,374,833
Net realized gain (loss) on
 investments, financial
 futures and swap contracts
 and foreign currency-related
 transactions                      1,744,284     (5,800,374)      (590,752)    (2,907,007)
Net change in unrealized
 appreciation (depreciation)
 on investments, financial
 futures and swap contracts
 and on translation of assets
 and liabilities denominated
 in foreign currency                (480,555)     2,904,269     (7,266,555)     2,666,210
                                ------------   ------------   ------------   ------------
Net increase (decrease) in net
 assets resulting from
 operations                        1,104,996      3,804,446     (3,927,134)     6,134,036
                                ------------   ------------   ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS
------------------------------
From investment income, net        1,485,862     18,366,609      4,328,055      2,572,276
In excess of investment
 income, net                               -              -              -      2,524,112
From paid in capital                       -        555,052              -      1,285,034
                                ------------   ------------   ------------   ------------
Total Distributions                1,485,862     18,921,661      4,328,055      6,381,422
                                ------------   ------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS,
NET                              (24,135,120)   (44,770,492)    12,909,344     90,140,100
------------------------------  ------------   ------------   ------------   ------------
Total increase (decrease) in
 net assets                      (24,515,986)   (59,887,707)     4,654,155     89,892,714

NET ASSETS
------------------------------
Beginning of Period               71,856,163    131,743,870    158,473,800     68,581,086
                                ------------   ------------   ------------   ------------
End of Period                   $ 47,340,177   $ 71,856,163   $163,127,955   $158,473,800
                                ============   ============   ============   ============
DISTRIBUTIONS IN EXCESS OF
INVESTMENT INCOME, NET          $ (2,519,326)  $   (874,731)  $   (412,762)  $    (14,880)
------------------------------

See Notes to Financial Statements.

FFTW FUNDS, INC.

                                               GLOBAL & INTERNATIONAL PORTFOLIOS

                                  WORLDWIDE CORE PORTFOLIO      INTERNATIONAL PORTFOLIO
                                ----------------------------  ----------------------------
                                 SIX MONTHS                    SIX MONTHS
                                    ENDED                         ENDED
                                JUNE 30, 2001   YEAR ENDED    JUNE 30, 2001   YEAR ENDED
                                 (UNAUDITED)   DEC. 31, 2000   (UNAUDITED)   DEC. 31, 2000
------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
ASSETS
FROM OPERATIONS
------------------------------
Investment income, net          $  4,468,471   $ 11,491,128   $  2,214,144   $  5,573,353
Net realized gain (loss) on
 investments, financial
 futures contracts and foreign
 currency-related transactions     1,684,748      6,497,708     (1,586,363)    (8,377,025)
Net change in unrealized
 appreciation (depreciation)
 on investments, financial
 futures contracts and on
 translation of assets and
 liabilities denominated in
 foreign currency                  1,587,128      3,218,224     (9,011,202)     2,467,805
                                ------------   ------------   ------------   ------------
Net increase (decrease) in net
 assets resulting from
 operations                        7,740,347     21,207,060     (8,383,421)      (335,867)
                                ------------   ------------   ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS
------------------------------
From investment income, net        5,665,604     17,103,980      2,779,828         18,364
In excess of investment
 income, net                               -              -              -        573,411
From paid in capital                       -              -              -      4,981,578
                                ------------   ------------   ------------   ------------
Total Distributions                5,665,604     17,103,980      2,779,828      5,573,353
                                ------------   ------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS,
NET                                2,435,678     25,358,144      5,885,354     23,722,465
------------------------------  ------------   ------------   ------------   ------------
Total increase (decrease) in
 net assets                        4,510,421     29,461,224     (5,277,895)    17,813,245

NET ASSETS
------------------------------
Beginning of Period              210,996,355    181,535,131    121,377,093    103,563,848
                                ------------   ------------   ------------   ------------
End of Period                   $215,506,776   $210,996,355   $116,099,198   $121,377,093
                                ============   ============   ============   ============
UNDISTRIBUTED (DISTRIBUTIONS
IN EXCESS OF) INVESTMENT
INCOME, NET                     $    181,994   $  1,379,127   $    (50,043)  $    515,641
------------------------------

See Notes to Financial Statements.

FFTW FUNDS, INC.

                                               GLOBAL & INTERNATIONAL PORTFOLIOS

                                           EMERGING MARKETS PORTFOLIO
                                          ----------------------------
                                           SIX MONTHS
                                              ENDED
                                          JUNE 30, 2001   YEAR ENDED
                                           (UNAUDITED)   DEC. 31, 2000
----------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
----------------------------------------
Investment income, net                     $ 2,306,729   $  8,062,589
Net realized gain (loss) on investments
 and foreign currency-related
 transactions                                  631,943     (2,530,811)
Net change in unrealized appreciation
 (depreciation) on investments                (736,446)     2,085,030
                                           -----------   ------------
Net increase in net assets resulting
 from operations                             2,202,226      7,616,808
                                           -----------   ------------

DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------
From investment income, net                  2,266,685        526,460
In excess of investment income, net                  -        938,571
From paid in capital                                 -      6,560,012
                                           -----------   ------------
Total Distributions                          2,266,685      8,025,043
                                           -----------   ------------
CAPITAL SHARE TRANSACTIONS, NET              7,768,244    (78,203,471)
--------------------------------           -----------   ------------
Total increase (decrease) in net assets      7,703,785    (78,611,706)

NET ASSETS
----------------------------------------
Beginning of Period                         49,807,318    128,419,024
                                           -----------   ------------
End of Period                              $57,511,103   $ 49,807,318
                                           ===========   ============
DISTRIBUTIONS IN EXCESS OF INVESTMENT
INCOME, NET                                $   (84,455)  $   (124,499)
----------------------------------------

See Notes to Financial Statements.

FFTW FUNDS, INC.

  FINANCIAL HIGHLIGHTS
                                                       U.S. SHORT-TERM PORTFOLIO

                              FOR THE
                            SIX MONTHS                       FOR THE YEAR ENDED,
                               ENDED      ----------------------------------------------------------
FOR A SHARE OUTSTANDING    JUNE 30, 2001   DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,
THROUGHOUT THE PERIOD:      (UNAUDITED)      2000        1999        1998        1997        1996
----------------------------------------------------------------------------------------------------

PER SHARE DATA
-------------------------
Net asset value,
  beginning of period        $   9.71      $   9.65    $   9.76    $   9.77    $   9.85    $   9.88

INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
-------------------------
Investment income, net           0.28          0.59        0.51 *      0.54        0.57        0.55
Net realized and
  unrealized gain (loss)
  on investments and
  financial futures
  contracts                     (0.01)         0.06       (0.11)      (0.01)      (0.08)      (0.03)
                             --------      --------    --------    --------    --------    --------
Total from investment
  operations                     0.27          0.65        0.40        0.53        0.49        0.52
                             --------      --------    --------    --------    --------    --------

LESS DISTRIBUTIONS
-------------------------
From investment income,
  net                            0.27          0.59        0.51        0.54        0.57        0.55
                             --------      --------    --------    --------    --------    --------
Net asset value, end of
  period                     $   9.71      $   9.71    $   9.65    $   9.76    $   9.77    $   9.85
                             ========      ========    ========    ========    ========    ========
TOTAL RETURN                    2.83%         6.99%       4.26%       5.59%       5.09%       5.45%
-------------------------

RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets, end of period
  (000's)                    $228,647      $370,867    $650,447    $840,366    $486,906    $355,257
Ratio of operating
  expenses to average net
  assets, exclusive of
  interest expense (a)          0.25%(c)      0.25%       0.25%       0.25%       0.25%       0.27%
Ratio of operating
  expenses to average net
  assets, inclusive of
  interest expense (a)          0.34%(c)      0.25%       0.25%       0.25%       0.26%       0.40%
Ratio of investment
  income, net to average
  net assets (a)                5.62%(c)      6.13%       5.29%       5.48%       5.78%       5.62%
Decrease in above expense
  ratios due to waiver of
  investment advisory and
  administration fees and
  reimbursement of other
  expenses                      0.19%(c)      0.17%       0.18%       0.17%       0.18%       0.05%
Portfolio Turnover (b)            80%          214%         N/A         N/A         N/A         N/A

--------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
(b) Portfolio turnover was not calculated prior to the year-ended December, 31 2000 due to the Fund's investment in primarily short-term securities.
(c)  Annualized.
*    Calculation done based on average shares outstanding.

See Notes to Financial Statements.

FFTW FUNDS, INC.

                                                      LIMITED DURATION PORTFOLIO

                              FOR THE
                            SIX MONTHS                  FOR THE YEAR ENDED,
                               ENDED      ------------------------------------------------
FOR A SHARE OUTSTANDING    JUNE 30, 2001  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,
THROUGHOUT THE PERIOD:      (UNAUDITED)     2000      1999      1998      1997      1996
------------------------------------------------------------------------------------------
PER SHARE DATA
-------------------------
Net asset value,
  beginning of period        $   9.85     $  9.66   $   9.93  $  9.93   $  9.93   $ 10.00
INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
-------------------------
Investment income, net           0.28        0.61       0.55 *    0.55     0.62      0.55
Net realized and
  unrealized gain (loss)
  on investments, and
  financial futures
  contracts and foreign
  currency related
  transactions                   0.09        0.19      (0.27)    0.11      0.08     (0.04)
                             --------     -------   --------  -------   -------   -------
Total from investment
  operations                     0.37        0.80       0.28     0.66      0.70      0.51
                             --------     -------   --------  -------   -------   -------
LESS DISTRIBUTIONS
-------------------------
From investment income,
  net                            0.28        0.61       0.55     0.55      0.62      0.55
In excess of investment
  income, net                       -           -          -     0.00 **       -     0.00 **
From net realized gain on
  investments, and
  financial futures
  contracts and foreign
  currency related
  transactions                      -           -          -     0.11      0.08      0.03
                             --------     -------   --------  -------   -------   -------
Total distributions              0.28        0.61       0.55     0.66      0.70      0.58
                             --------     -------   --------  -------   -------   -------
Net asset value, end of
  period                     $   9.94     $  9.85   $   9.66  $  9.93   $  9.93   $  9.93
                             ========     =======   ========  =======   =======   =======
TOTAL RETURN                    3.75%       8.52%      2.88%    6.79%     7.21%     5.29%
-------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets, end of period
  (000's)                    $112,490     $97,484   $100,105  $89,521   $40,029   $42,100
Ratio of operating
  expenses to average net
  assets, exclusive of
  interest expense (a)          0.30%(b)    0.30%      0.30%    0.30%     0.30%     0.31%
Ratio of operating
  expenses to average net
  assets, inclusive of
  interest expense (a)          0.30%(b)    0.30%      0.30%    0.30%     0.60%     0.49%
Ratio of investment
  income, net to average
  net assets (a)                5.63%(b)    6.25%      5.60%    5.48%     6.10%     5.79%
Decrease in above expense
  ratios due to waiver of
  investment advisory
  fees and reimbursement
  of other expenses             0.22%(b)    0.24%      0.24%    0.22%     0.31%     0.15%
Portfolio Turnover               117%        327%       823%   1,059%    1,292%    1,387%

--------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
(b)  Annualized.
*    Calculation done based on average shares outstanding.
**   Rounds to less than $0.01.

See Notes to Financial Statements.

FFTW FUNDS, INC.

                                                       MORTGAGE-BACKED PORTFOLIO

                               FOR THE                      FOR THE YEAR ENDED,
                           SIX MONTHS ENDED  --------------------------------------------------     PERIOD FROM
FOR A SHARE OUTSTANDING     JUNE 30, 2001     DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,    APRIL 20, 1996* TO
THROUGHOUT THE PERIOD:       (UNAUDITED)        2000         1999         1998         1997      DECEMBER 31, 1996
-------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
-------------------------
Net asset value,
  beginning of period          $   9.96       $   9.64     $  10.18     $  10.30     $  10.16         $  10.00
INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
-------------------------
Investment income, net             0.32 **        0.70         0.61 **      0.68         0.68             0.41
Net realized and
  unrealized gain (loss)
  on investments, short
  sales, and financial
  futures contracts               (0.04)          0.35        (0.49)        0.07         0.32             0.23
                               --------       --------     --------     --------     --------         --------
Total from investment
  operations                       0.28           1.05         0.12         0.75         1.00             0.64
                               --------       --------     --------     --------     --------         --------
LESS DISTRIBUTIONS
-------------------------
From investment income,
  net                              0.37           0.73         0.64         0.65         0.63             0.41
In excess of investment
  income, net                         -              -            -            -         0.05             0.06
From net realized gain on
  investments, short
  sales, and financial
  futures contracts                   -              -         0.02         0.22         0.18             0.01
                               --------       --------     --------     --------     --------         --------
Total distributions                0.37           0.73         0.66         0.87         0.86             0.48
                               --------       --------     --------     --------     --------         --------
Net asset value, end of
  period                       $   9.87       $   9.96     $   9.64     $  10.18     $  10.30         $  10.16
                               ========       ========     ========     ========     ========         ========
TOTAL RETURN                      2.79%         11.60%        1.21%        7.42%       10.19%            6.54%(c)
-------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets, end of period
  (000's)                      $300,045       $336,141     $298,265     $815,367     $655,271         $220,990
Ratio of operating
  expenses to average net
  assets, exclusive of
  interest expense (a)            0.25%(b)       0.25%        0.24%        0.23%        0.38%            0.45%(b)
Ratio of operating
  expenses to average net
  assets, inclusive of
  interest expense (a)            0.26%(b)       0.26%        0.24%        0.37%        0.47%            0.88%(b)
Ratio of investment
  income, net to average
  net assets (a)                  7.33%(b)       7.20%        6.10%        6.33%        6.07%            7.61%(b)
Decrease in above expense
  ratios due to waiver of
  investment advisory
  fees and reimbursement
  of other expenses               0.20%(b)       0.20%        0.20%        0.20%        0.07%            0.10%(b)
Portfolio Turnover                 243%           699%         745%         843%       3,396%             590%

--------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
(b)  Annualized.
(c)  Not annualized.
*    Commencement of Operations.
**   Calculation done using average shares outstanding.

See Notes to Financial Statements.

FFTW FUNDS, INC.

                                              INFLATION-INDEXED HEDGED PORTFOLIO

                                                      JANUARY 3, 2001* TO
FOR A SHARE OUTSTANDING                                  JUNE 30, 2001
THROUGHOUT THE PERIOD:                                    (UNAUDITED)
---------------------------------------------------------------------------

PER SHARE DATA
--------------------------------------------------
Net asset value, beginning of period                        $ 10.00

INCREASE FROM INVESTMENT OPERATIONS
--------------------------------------------------
Investment income, net                                         0.26
Net realized and unrealized gain on investments                0.26
                                                            -------
Total from investment operations                               0.52
                                                            -------

LESS DISTRIBUTIONS
--------------------------------------------------
From investment income, net                                    0.26
                                                            -------
Net asset value, end of period                              $ 10.26
                                                            =======
TOTAL RETURN                                                  5.23%(c)
--------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------
Net assets, end of period (000's)                           $25,400
Ratio of operating expenses to average net assets,
  exclusive of interest expense (a)                           0.35%(b)
Ratio of operating expenses to average net assets,
  inclusive of interest expense (a)                           0.35%(b)
Ratio of investment income, net to average net
  assets (a)                                                  6.33%(b)
Decrease in above expense ratios due to waiver of
  investment advisory fees and reimbursement of
  other expenses                                              0.38%(b)
Portfolio Turnover                                              77%

--------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
(b)  Annualized.
(c)  Not annualized.
*    Commencement of Operations.

See Notes to Financial Statements.

FFTW FUNDS, INC.

                                              GLOBAL TACTICAL EXPOSURE PORTFOLIO

                               FOR THE                     FOR THE YEAR ENDED,
                           SIX MONTHS ENDED  ------------------------------------------------
FOR A SHARE OUTSTANDING     JUNE 30, 2001    DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,
THROUGHOUT THE PERIOD:       (UNAUDITED)       2000      1999      1998      1997      1996
---------------------------------------------------------------------------------------------

PER SHARE DATA
-------------------------
Net asset value,
  beginning of period          $  8.81       $ 10.08   $  10.25  $  10.05  $   9.80  $  10.19

INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
-------------------------
Investment income, net           (0.03 ) **     0.61 **     0.46 **     0.52 **     0.41     0.47
Net realized and
  unrealized gain (loss)
  on investments,
  financial futures and
  swap contracts and
  foreign currency
  related transactions            0.23         (0.15)     (0.17)     0.28      0.43     (0.15)
                               -------       -------   --------  --------  --------  --------
Total from investment
  operations                      0.20          0.46       0.29      0.80      0.84      0.32
                               -------       -------   --------  --------  --------  --------

LESS DISTRIBUTIONS
-------------------------
From investment income,
  net                             0.26          1.68       0.46      0.53      0.36      0.47
In excess of investment
  income, net                        -             -          -      0.00 (b)     0.17        -
From net realized gain on
  investments, financial
  futures and swap
  contracts and foreign
  currency related
  transactions                       -             -          -         -      0.06      0.05
In excess of net realized
  gain on investments,
  financial futures and
  swap contracts and
  foreign currency
  related transactions               -             -          -      0.07         -      0.09
From paid in capital                 -          0.05          -         -         -      0.10
                               -------       -------   --------  --------  --------  --------
Total distributions               0.26          1.73       0.46      0.60      0.59      0.71
                               -------       -------   --------  --------  --------  --------
Net asset value, end of
  period                       $  8.75       $  8.81   $  10.08  $  10.25  $  10.05  $   9.80
                               =======       =======   ========  ========  ========  ========
TOTAL RETURN                     2.29%         4.76%      2.90%     8.20%     8.77%     3.18%
-------------------------

RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets, end of period
  (000's)                      $47,340       $71,856   $131,744  $423,966  $283,005  $126,645
Ratio of operating
  expenses to average net
  assets, exclusive of
  interest expense (a)           0.30%(c)      0.30%      0.28%     0.27%     0.42%     0.60%
Ratio of operating
  expenses to average net
  assets, inclusive of
  interest expense (a)           3.38%(c)      4.86%      4.89%     5.54%     0.42%     0.60%
Ratio of investment
  income, net to average
  net assets (a)                 5.75%(c)      6.38%      4.51%     5.14%     3.67%     4.65%
Decrease in above expense
  ratios due to waiver of
  investment advisory
  fees and reimbursement
  of other expenses              0.40%(c)      0.34%      0.30%     0.30%     0.16%     0.06%
Portfolio Turnover                294%          627%       413%      766%      712%      784%

--------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
(b)  Rounds to less than $0.01.
(c)  Annualized.
**   Calculation done based on average shares outstanding.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  FINANCIAL HIGHLIGHTS
                                                             WORLDWIDE PORTFOLIO

                               FOR THE                       FOR THE YEAR ENDED,
                           SIX MONTHS ENDED  ---------------------------------------------------
FOR A SHARE OUTSTANDING     JUNE 30, 2001     DEC. 31,    DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,
THROUGHOUT THE PERIOD:       (UNAUDITED)        2000        1999      1998      1997      1996
------------------------------------------------------------------------------------------------
PER SHARE DATA
-------------------------
Net asset value,
  beginning of period          $   8.91       $   9.12    $ 10.28   $  9.42   $  9.64   $  9.83
INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
-------------------------
Investment income, net             0.20           0.48 *     0.43 *    0.46      0.49      0.53
Net realized and
  unrealized gain (loss)
  on investments, and
  financial futures
  contracts and foreign
  currency related
  transactions                    (0.40)         (0.21)     (0.98)     0.96     (0.22)     0.01
                               --------       --------    -------   -------   -------   -------
Total from investment
  operations                      (0.20)          0.27      (0.55)     1.42      0.27      0.54
                               --------       --------    -------   -------   -------   -------
LESS DISTRIBUTIONS
-------------------------
From investment income,
  net                              0.22           0.19       0.61      0.46      0.19      0.53
In excess of investment
  income, net                         -           0.19          -         -      0.11         -
From net realized gain on
  investments, and
  financial futures
  contracts and foreign
  currency related
  transactions                        -              -          -      0.10         -      0.09
From paid in capital                  -           0.10          -         -      0.19      0.11
                               --------       --------    -------   -------   -------   -------
Total distributions                0.22           0.48       0.61      0.56      0.49      0.73
                               --------       --------    -------   -------   -------   -------
Net asset value, end of
  period                       $   8.49       $   8.91    $  9.12   $ 10.28   $  9.42   $  9.64
                               ========       ========    =======   =======   =======   =======
TOTAL RETURN                     (2.28%)         3.26%     (5.38%)   15.58%     2.93%     5.77%
-------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets, end of period
  (000's)                      $163,128       $158,474    $68,581   $69,653   $82,236   $74,939
Ratio of operating
  expenses to average net
  assets, exclusive of
  interest expense (a)            0.60%(b)       0.60%      0.60%     0.60%     0.60%     0.60%
Ratio of operating
  expenses to average net
  assets, inclusive of
  interest expense (a)            0.60%(b)       0.60%      0.60%     0.60%     0.60%     0.60%
Ratio of investment
  income, net to average
  net assets (a)                  4.65%(b)       5.53%      4.51%     4.76%     5.21%     5.52%
Decrease in above expense
  ratios due to waiver of
  investment advisory
  fees                               -%             -%+     0.03%     0.01%     0.02%     0.05%
Portfolio Turnover                 350%           493%       390%      668%      713%    1,126%

--------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
(b)  Annualized.
*    Calculation done based on average shares outstanding.
+    Rounds to less than 0.01%.

See Notes to Financial Statements.

FFTW FUNDS, INC.

                                                        WORLDWIDE CORE PORTFOLIO

                              FOR THE
                            SIX MONTHS                     FOR THE YEAR ENDED,
                               ENDED      ------------------------------------------------------
FOR A SHARE OUTSTANDING    JUNE 30, 2001   DEC. 31,    DEC. 31,    DEC. 31,   DEC. 31,  DEC. 31,
THROUGHOUT THE PERIOD:      (UNAUDITED)      2000        1999        1998       1997      1996
------------------------------------------------------------------------------------------------
PER SHARE DATA
-------------------------
Net asset value,
  beginning of period        $  10.79      $  10.58    $  11.19    $  11.23   $ 10.91   $ 10.85
INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
-------------------------
Investment income, net           0.23          0.60        0.51 *      0.59      0.53      0.62
Net realized and
  unrealized gain (loss)
  on investments, and
  financial futures
  contracts and foreign
  currency related
  transactions                   0.16          0.50       (0.53)       0.68      0.80      0.43
                             --------      --------    --------    --------   -------   -------
Total from investment
  operations                     0.39          1.10       (0.02)       1.27      1.33      1.05
                             --------      --------    --------    --------   -------   -------
LESS DISTRIBUTIONS
-------------------------
From investment income,
  net                            0.29          0.89        0.59        0.70      0.59      0.62
In excess of investment
  income, net                       -             -           -           -         -      0.37
In excess of net realized
  gain on investments,
  and financial futures
  contracts and foreign
  currency related
  transactions                      -             -        0.00 **      0.61     0.42         -
                             --------      --------    --------    --------   -------   -------
Total distributions              0.29          0.89        0.59        1.31      1.01      0.99
                             --------      --------    --------    --------   -------   -------
Net asset value, end of
  period                     $  10.89      $  10.79    $  10.58    $  11.19   $ 11.23   $ 10.91
                             ========      ========    ========    ========   =======   =======
TOTAL RETURN                    3.63%        10.79%      (0.19%)     11.53%    12.60%    10.03%
-------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets, end of period
  (000's)                    $215,507      $210,996    $181,535    $174,805   $80,390   $30,024
Ratio of operating
  expenses to average net
  assets, exclusive of
  interest expense (a)          0.45%(b)      0.45%       0.45%       0.45%     0.45%     0.45%
Ratio of operating
  expenses to average net
  assets, inclusive of
  interest expense (a)          0.45%(b)      0.45%       0.45%       0.45%     0.45%     0.45%
Ratio of investment
  income, net to average
  net assets (a)                4.22%(b)      5.60%       4.70%       4.85%     5.29%     5.71%
Decrease in above expense
  ratios due to waiver of
  investment advisory
  fees                          0.13%(b)      0.14%       0.14%       0.13%     0.20%     0.24%
Portfolio Turnover               330%          549%        404%        745%      704%    1,087%

--------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
(b)  Annualized.
*    Calculation done based on average shares outstanding.
**   Rounds to less than $0.01.

See Notes to Financial Statements.

FFTW FUNDS, INC.

                                                         INTERNATIONAL PORTFOLIO

                              FOR THE
                            SIX MONTHS               FOR THE YEAR ENDED,
                               ENDED      ------------------------------------------     PERIOD FROM
FOR A SHARE OUTSTANDING    JUNE 30, 2001   DEC. 31,    DEC. 31,   DEC. 31,  DEC. 31,   MAY 9, 1996* TO
THROUGHOUT THE PERIOD:      (UNAUDITED)      2000        1999       1998      1997    DECEMBER 31, 1996
-------------------------------------------------------------------------------------------------------
PER SHARE DATA
-------------------------
Net asset value,
  beginning of period        $   8.18      $   8.70    $   9.68   $  9.50   $ 10.20        $ 10.00
INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
-------------------------
Investment income, net           0.14          0.44        0.37 **    0.48     0.50           0.38
Net realized and
  unrealized gain (loss)
  on investments, and
  financial futures
  contracts and foreign
  currency related
  transactions                  (0.69)        (0.54)      (0.98)     1.21     (0.56)          0.28
                             --------      --------    --------   -------   -------        -------
Total from investment
  operations                    (0.55)        (0.10)      (0.61)     1.69     (0.06)          0.66
                             --------      --------    --------   -------   -------        -------
LESS DISTRIBUTIONS
-------------------------
From investment income,
  net                            0.18          0.00(d)      0.37     0.45      0.14           0.38
In excess of investment
  income, net                       -          0.04           -      0.40         -              -
From net realized gain on
  investments, and
  financial futures
  contracts and foreign
  currency related
  transactions                      -             -           -      0.66      0.14           0.08
From paid in capital                -          0.38           -         -      0.36              -
                             --------      --------    --------   -------   -------        -------
Total distributions              0.18          0.42        0.37      1.51      0.64           0.46
                             --------      --------    --------   -------   -------        -------
Net asset value, end of
  period                     $   7.45      $   8.18    $   8.70   $  9.68   $  9.50        $ 10.20
                             ========      ========    ========   =======   =======        =======
TOTAL RETURN                   (6.78%)       (0.98%)     (6.34%)   18.35%    (0.43%)         6.66%(c)
-------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets, end of period
  (000's)                    $116,099      $121,377    $103,564   $81,705   $67,653        $35,746
Ratio of operating
  expenses to average net
  assets, exclusive of
  interest expense (a)          0.60%(b)      0.60%       0.60%     0.60%     0.60%          0.60%(b)
Ratio of operating
  expenses to average net
  assets, inclusive of
  interest expense (a)          0.60%(b)      0.60%       0.60%     0.60%     0.60%          0.60%(b)
Ratio of investment
  income, net to average
  net assets (a)                3.73%(b)      5.18%       4.13%     4.56%     5.19%          5.73%(b)
Decrease in above expense
  ratios due to waiver of
  investment advisory
  fees                          0.02%(b)      0.04%       0.00%(d)   0.03%    0.10%          0.32%(b)
Portfolio Turnover               348%          508%        569%    1,049%      809%           539%

--------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
(b)  Annualized.
(c)  Not Annualized.
(d)  Rounds to less than $0.01 or 0.01%.
*    Commencement of Operations.
**   Calculation done based on average shares outstanding.

See Notes to Financial Statements.

FFTW FUNDS, INC.

                                                      EMERGING MARKETS PORTFOLIO

                              FOR THE
                            SIX MONTHS              FOR THE YEAR ENDED,
                               ENDED        -----------------------------------        PERIOD FROM
FOR A SHARE OUTSTANDING    JUNE 30, 2001    DEC. 31,     DEC. 31,     DEC. 31,     AUGUST 12, 1997* TO
THROUGHOUT THE PERIOD:      (UNAUDITED)       2000         1999         1998        DECEMBER 31, 1997
------------------------------------------------------------------------------------------------------
PER SHARE DATA
-------------------------
Net asset value,
  beginning of period         $  7.76        $  7.68     $   7.72     $   9.59            $  10.00
INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
-------------------------
Investment income, net           0.38 **        0.77 **      0.78 **      0.88                0.29
Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  related transactions           0.05           0.08         0.05        (1.86)              (0.41)
                              -------        -------     --------     --------            --------
Total from investment
  operations                     0.43           0.85         0.83        (0.98)              (0.12)
                              -------        -------     --------     --------            --------
LESS DISTRIBUTIONS
-------------------------
From investment income,
  net                            0.41           0.05         0.87         0.76                0.29
In excess of investment
  income, net                       -           0.09            -            -                   -
From paid in capital                -           0.63            -         0.13                   -
                              -------        -------     --------     --------            --------
Total distributions              0.41           0.77         0.87         0.89                0.29
                              -------        -------     --------     --------            --------
Net asset value, end of
  period                      $  7.78        $  7.76     $   7.68     $   7.72            $   9.59
                              =======        =======     ========     ========            ========
TOTAL RETURN                    5.65%         11.41%       11.73%      (10.50%)             (1.20%)(b)
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets, end of period
  (000's)                     $57,511        $49,807     $128,419     $164,709            $111,043
Ratio of operating
  expenses to average net
  assets, exclusive of
  interest expense              1.05%(a)       1.03%        1.01%        1.00%               1.03%(a)
Ratio of operating
  expenses to average net
  assets, inclusive of
  interest expense              1.05%(a)       1.03%        1.07%        1.15%               1.03%(a)
Ratio of investment
  income, net to average
  net assets                    9.78%(a)      10.05%       10.44%       10.52%               7.87%(a)
Portfolio Turnover               226%           169%         137%         157%                 16%

--------------------------------------------------------------------------------

(a)  Annualized.
(b)  Not annualized.
*    Commencement of Operations.
**   Calculations done based on average shares outstanding.

See Notes to Financial Statements.

FFTW Funds, Inc.

  Notes to Financial Statements
  JUNE 30, 2001 (UNAUDITED)

1.  ORGANIZATION

FFTW Funds, Inc. (the "Fund") was organized as a Maryland corporation on February 23, 1989 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has nineteen Portfolios, nine of which were active as of June 30, 2001. The nine active Portfolios are: U.S. Short-Term Portfolio ("U.S. Short-Term"); Limited Duration Portfolio ("Limited Duration"); Mortgage-Backed Portfolio ("Mortgage"); Inflation-Indexed Hedged Portfolio ("Inflation-Indexed"); Global Tactical Exposure Portfolio ("Global Tactical Exposure"); Worldwide Portfolio ("Worldwide"); Worldwide Core Portfolio ("Worldwide Core"); International Portfolio ("International"); and Emerging Markets Portfolio ("Emerging Markets"). The Fund is managed by Fischer Francis Trees & Watts, Inc. (the "Investment Adviser").

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NET ASSET VALUE

The net asset value per share ("NAV") of each Portfolio is determined by adding the value of all of the assets of the Portfolio, subtracting all of the Portfolio's liabilities, dividing by the number of shares outstanding and adjusting to the nearest cent. The NAV is calculated by the Fund's Accounting Agent as of 4:00 p.m. Eastern time on each Business Day (as that term is defined in the Fund's registration statement) for each Portfolio, other than Mortgage, Global Tactical Exposure and Emerging Markets. The NAV of Mortgage, Global Tactical Exposure and Emerging Markets is calculated by the Fund's Accounting Agent as of 4:00 p.m. Eastern time on the last Business Day of each month, on any other Business Days in which the Investment Adviser approves a purchase, and on each Business Day for which a redemption order has been placed.

SECURITIES

All securities transactions are recorded on a trade date basis. Interest income and expense are recorded on the accrual basis. The Fund amortizes discount or premium using the interest method on a daily basis to interest income. The Fund uses the specific identification method for determining gain or loss on sales of securities.

VALUATION

Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Adviser to reflect the fair value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (asked price for short sales). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest. Securities for which market quotations are not readily available will be valued in good faith by methods approved by the Board of Directors. Securities with maturities less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

EXPENSES

Expenses directly attributed to each Portfolio in the Fund are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated proportionately among them based on their net assets.

INCOME TAX

There is no provision for Federal income or excise tax since each Portfolio distributes all of its taxable income and qualifies or intends to qualify as a regulated investment company ("RIC") by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs.

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
DIVIDENDS TO SHAREHOLDERS

It is the policy of the Portfolios, other than Mortgage, Global Tactical Exposure and Emerging Markets, to declare dividends daily from net investment income. Mortgage, Global Tactical Exposure and Emerging Markets declare dividends monthly from net investment income on the last Business Day of each month. Prior to June 1, 2000, it was also the policy of Global Tactical Exposure and Emerging Markets to declare dividends daily from net investment income. Dividends are paid in cash or reinvested monthly for all Portfolios. Distributions from net capital gains of each Portfolio, if any, are normally declared and paid annually, but each Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain may not be distributed.

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with U.S. Federal income tax regulations and may differ from net investment income and realized gains recorded by a Portfolio for financial reporting purposes. Differences result primarily from the treatment of foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. To the extent that those differences which are permanent in nature result in overdistributions to shareholders, amounts are reclassified within the capital accounts based on their U.S. Federal tax basis treatment. Temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income and net realized capital gains, respectively. To the extent that they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital stock in excess of par.

CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward foreign exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized gains or losses on foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized appreciation or depreciation on other assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rates.

ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, financial highlights and notes thereto. Actual results could differ from those estimates.

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

3.  INVESTMENT ADVISORY AGREEMENTS AND AFFILIATED TRANSACTIONS

The Fund's Board of Directors has approved investment advisory agreements (the "Agreements") with the Investment Adviser. The investment advisory fees to be paid to the Investment Adviser are computed daily at annual rates set forth below. The fees are payable quarterly for U.S. Short-Term and Worldwide, and monthly for Limited Duration, Mortgage, Inflation-Indexed, Global Tactical Exposure, Worldwide Core, International, and Emerging Markets.

From time to time, the Investment Adviser has agreed to waive its investment advisory fee and reimburse the Portfolios for any expenses (exclusive of interest, taxes, brokerage commissions and other extraordinary expenses) in excess of certain specified amounts. The table below summarizes the current investment advisory fee arrangement for the six months ended June 30, 2001 (reflecting certain waivers), the investment advisory fee per the Agreements and the current expense cap as percentages of average daily net assets. All waiver and expense cap agreements are in effect until further notice.

-----------------------------------------------------------------------------
                                      INVESTMENT         CURRENT      CURRENT
                                       ADVISORY         INVESTMENT    EXPENSE
             PORTFOLIO               FEE PER AGREEMENT  ADVISORY FEE   CAP
-----------------------------------------------------------------------------
U.S. Short-Term                               0.30%          0.15%     0.25%
Limited Duration                              0.35%          0.15%     0.30%
Mortgage                                      0.30%          0.10%     0.25%
Inflation-Indexed                             0.40%          0.20%     0.35%
Global Tactical Exposure                      0.40%          0.10%     0.30%
Worldwide                                     0.40%          0.40%     0.60%
Worldwide Core                                0.40%          0.26%     0.45%
International                                 0.40%          0.40%     0.60%
Emerging Markets                              0.75%          0.75%     1.50%

Directors who are not employees of the Investment Adviser receive an annual retainer of $35,000 payable quarterly. On November 22, 1999, the directors established the position of lead independent director. The lead independent director acts as spokesperson for the remaining independent directors. The lead independent director receives additional compensation of $8,750 on an annual basis, which is payable quarterly. Directors' fees of $76,729 were allocated among the Portfolios and paid for the six months ended June 30, 2001.

As of June 30, 2001, the Investment Adviser had discretionary investment advisory agreements with shareholders of the Fund that represent 55.86% of the Fund's total net assets and therefore, the investment adviser may be deemed a control person.

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

4.  INVESTMENT TRANSACTIONS

The cost of investments for Federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for Federal income tax purposes at June 30, 2001, for each of the Portfolios were as follows:

-------------------------------------------------------------------------------------
                                UNREALIZED    UNREALIZED                     TAX
          PORTFOLIO             APPRECIATION  DEPRECIATION      NET          COST
-------------------------------------------------------------------------------------
U.S. Short-Term                  $1,440,971    $  120,188   $ 1,320,783  $229,847,127
Limited Duration                  1,218,035       219,654       998,381   104,968,819
Mortgage                          3,977,756     4,525,253      (547,497)  414,505,727
Inflation-Indexed                   161,452        52,141       109,311    24,925,802
Global Tactical Exposure             16,047     4,146,730    (4,130,683)   55,569,158
Worldwide                           712,186     5,764,096    (5,051,910)  211,696,769
Worldwide Core                    1,182,683     7,018,179    (5,835,496)  273,652,097
International                        25,619     6,576,547    (6,550,928)  147,345,348
Emerging Markets                    917,353       813,472       103,881    36,653,489

Purchase costs and proceeds from sales of investment securities (including U.S. Government securities), other than short-term investments, for the six months ended June 30, 2001 for each of the Portfolios were as follows:

---------------------------------------------------------------------------------------
                                          PURCHASE COST OF       PROCEEDS FROM SALES OF
               PORTFOLIO                  INVESTMENT SECURITIES  INVESTMENT SECURITIES
---------------------------------------------------------------------------------------
U.S. Short-Term                              $  192,591,133          $  343,592,451
Limited Duration                                131,025,444             120,862,225
Mortgage                                      1,038,084,261           1,144,284,134
Mortgage-Backed (short sale
  transactions*)                                538,253,997             551,514,923
Inflation-Indexed                                35,714,254              11,146,067
Global Tactical Exposure                        144,008,423             161,599,583
Worldwide                                       670,418,963             643,668,132
Worldwide Core                                  836,216,146             799,040,321
International                                   434,393,558             434,033,216
Emerging Markets                                 96,339,310             107,962,079

*    Securities sold but not yet purchased.

Mortgage is engaged in short-selling which obligates Mortgage to borrow the security and then replace the security borrowed by purchasing the security at current market value. Mortgage would incur a loss if the price of the security increases between the date of the short sale and the date on which Mortgage purchases the security to cover the short sale. Mortgage would realize a gain if the price of the security declines between those dates. While Mortgage has a borrowed security, Mortgage will maintain daily, a segregated account with a broker and/or custodian, of cash and/or liquid securities sufficient to cover its short position. At June 30, 2001, the Fund held the following short positions:

------------------------------------------------------------------------------------
                                                                        UNREALIZED
FACE AMOUNT             SECURITY              PROCEEDS    MARKET VALUE  APPRECIATION
------------------------------------------------------------------------------------
             FNMA Global Bond, 7.125% due
$10,000,000  02/15/05                        $10,692,154  $10,635,760     $56,394

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

5.  FORWARD FOREIGN EXCHANGE CONTRACTS

Each Portfolio may enter into forward foreign exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings with counterparties which the Portfolio's Investment Adviser has deemed creditworthy. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. These contracts are valued daily, and the Portfolio's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rate at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities and in the statement of operations as unrealized gains and losses. Realized gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions in the statement of operations. The Portfolio's custodian will place and maintain cash not available for investment, U.S. Government securities, or other appropriate liquid, unencumbered securities in a separate account of the Portfolio having a value equal to the aggregate amount of the Portfolio's commitments under certain open forward foreign exchange contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At June 30, 2001, Global Tactical Exposure had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies, as follows:

---------------------------------------------------------------------------------------
                                                                         UNREALIZED
  CONTRACT                                        COST/                  APPRECIATION
   AMOUNT                                       PROCEEDS       VALUE     (DEPRECIATION)
---------------------------------------------------------------------------------------

FORWARD FOREIGN EXCHANGE BUY CONTRACTS
---------------------------------------------------------------------------------------
               Australian Dollar closing
   17,785,158  8/22/01                         $ 9,284,960  $ 9,021,591    $(263,369)
               British Pound Sterling closing
    2,249,170  8/22/01                           3,211,419    3,156,737      (54,682)
               Canadian Dollar closing
    5,105,446  8/22/01                           3,284,180    3,360,902       76,722
   16,830,301  Danish Krone closing 8/22/01      1,937,345    1,910,606      (26,739)
   22,314,815  Euros closing 8/22/01            19,492,600   18,872,621     (619,979)
1,989,144,903  Japanese Yen closing 8/22/01     16,512,211   16,043,606     (468,605)

FORWARD FOREIGN EXCHANGE SELL CONTRACTS
---------------------------------------------------------------------------------------
               Australian Dollar closing
   17,400,000  8/22/01                           8,895,455    8,826,218       69,237
               British Pound Sterling closing
    1,855,199  8/22/01                           2,647,624    2,603,794       43,830
               Canadian Dollar closing
    5,100,000  8/22/01                           3,312,898    3,357,317      (44,419)
   14,600,602  Danish Krone closing 8/22/01      1,760,508    1,657,487      103,021
   21,586,700  Euros closing 8/22/01            18,633,343   18,256,822      376,521
2,203,875,826  Japanese Yen closing 8/22/01     18,085,115   17,775,536      309,579
   14,281,172  Swedish Krona closing 8/22/01     1,392,268    1,310,995       81,273
                                                                           ---------
                                                                           $(417,610)
                                                                           =========

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

5.  FORWARD FOREIGN EXCHANGE CONTRACTS (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
CONTRACT          CURRENCY TO           COST/                  CONTRACT          CURRENCY TO           COST/
 AMOUNT             DELIVER            PROCEEDS     VALUE       AMOUNT             RECEIVE            PROCEEDS     VALUE
---------------------------------------------------------------------------------------------------------------------------

FORWARD CROSS CURRENCY CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
3,851,150  Euros                      $3,300,322  $3,257,087   2,360,000  British Pound Sterling     $3,300,322  $3,312,289
           closing 8/22/01                                                closing 8/22/01

CONTRACT   UNREALIZED
 AMOUNT    APPRECIATION
------------------------------------------------
FORWARD C
---------
3,851,150    $55,202

At June 30, 2001, Worldwide had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies, as follows:

-------------------------------------------------------------------------------------------------------------
                                                                                                UNREALIZED
  CONTRACT                                                              COST/                  APPRECIATION
   AMOUNT                                                             PROCEEDS       VALUE     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------

FORWARD FOREIGN EXCHANGE BUY CONTRACTS
-------------------------------------------------------------------------------------------------------------
   15,928,571    Australian Dollar closing 8/22/01                   $ 8,289,666  $ 8,079,830   $  (209,836)
   14,553,841    British Pound Sterling closing 8/22/01               20,604,527   20,432,398      (172,129)
    8,400,000    Canadian Dollar closing 8/22/01                       5,394,728    5,529,699       134,971
   48,378,844    Euros closing 8/22/01                                42,825,464   40,916,117    (1,909,347)
5,351,787,302    Japanese Yen closing 8/22/01                         44,436,689   43,165,267    (1,271,422)

FORWARD FOREIGN EXCHANGE SELL CONTRACTS
-------------------------------------------------------------------------------------------------------------
   16,950,000    Australian Dollar closing 8/22/01                     8,720,285    8,597,954       122,331
   11,593,322    British Pound Sterling closing 8/22/01               16,497,954   16,271,367       226,587
    8,700,000    Canadian Dollar closing 8/22/01                       5,650,367    5,727,188       (76,821)
   56,746,281    Euros closing 8/22/01                                49,833,131   47,994,928     1,838,203
3,145,951,193    Japanese Yen closing 8/22/01                         25,754,854   25,373,920       380,934
   33,793,040    Swedish Krona closing 8/22/01                         3,290,462    3,102,163       188,299
                                                                                                -----------
                                                                                                $  (748,230)
                                                                                                ===========

---------------------------------------------------------------------------------------------------------------------------
CONTRACT          CURRENCY TO           COST/                  CONTRACT          CURRENCY TO           COST/
 AMOUNT             DELIVER            PROCEEDS     VALUE       AMOUNT             RECEIVE            PROCEEDS     VALUE
---------------------------------------------------------------------------------------------------------------------------

FORWARD CROSS CURRENCY CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
5,482,969  Euros                      $4,698,763  $4,637,188   3,360,000  British Pound Sterling     $4,698,763  $4,715,801
           closing 8/22/01                                                closing 8/22/01

-------------------------------------------------------------
CONTRACT   UNREALIZED
 AMOUNT    APPRECIATION
--------------------------------------------------------------------------------------
FORWARD C
---------
5,482,969    $78,613

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

5.  FORWARD FOREIGN EXCHANGE CONTRACTS (CONTINUED)
At June 30, 2001, Worldwide Core had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies, as follows:

---------------------------------------------------------------------------------------
                                                                          UNREALIZED
  CONTRACT                                        COST/                  APPRECIATION
   AMOUNT                                       PROCEEDS       VALUE     (DEPRECIATION)
---------------------------------------------------------------------------------------

FORWARD FOREIGN EXCHANGE BUY CONTRACTS
---------------------------------------------------------------------------------------
               Australian Dollar closing
   20,118,085  8/22/01                         $10,492,257  $10,204,977   $  (287,280)
               British Pound Sterling closing
    6,462,375  8/22/01                           9,165,625    9,070,021       (95,604)
               Canadian Dollar closing
    9,550,000  8/22/01                           6,137,966    6,286,741       148,775
   42,245,924  Euros closing 8/22/01            37,307,593   35,729,237    (1,578,356)
2,177,511,243  Japanese Yen closing 8/22/01     18,116,071   17,562,890      (553,181)

FORWARD FOREIGN EXCHANGE SELL CONTRACTS
---------------------------------------------------------------------------------------
               Australian Dollar closing
   21,850,000  8/22/01                          11,231,745   11,083,498       148,247
               British Pound Sterling closing
   12,358,731  8/22/01                          17,627,224   17,345,628       281,596
               Canadian Dollar closing
   14,062,870  8/22/01                           9,121,975    9,257,552      (135,577)
   11,992,637  Danish Krone closing 8/22/01      1,446,046    1,361,426        84,620
   95,241,178  Euros closing 8/22/01            84,501,448   80,549,655     3,951,793
4,895,190,027  Japanese Yen closing 8/22/01     40,205,553   39,482,545       723,008
   53,098,779  Swedish Krona closing 8/22/01     5,180,502    4,874,408       306,094
                                                                          -----------
                                                                          $ 2,994,135
                                                                          ===========

----------------------------------------------------------------------------------------------------------------------------
 CONTRACT          CURRENCY TO           COST/                  CONTRACT          CURRENCY TO           COST/
  AMOUNT             DELIVER            PROCEEDS     VALUE       AMOUNT             RECEIVE            PROCEEDS     VALUE
----------------------------------------------------------------------------------------------------------------------------

FORWARD CROSS CURRENCY CONTRACTS
----------------------------------------------------------------------------------------------------------------------------
 7,995,991  Euros                      $6,852,363  $6,762,561   4,900,000  British Pound Sterling     $6,852,363  $6,877,209
            closing 8/22/01                                                closing 8/22/01

---------------------------------------------------------------------------------------------------
 CONTRACT   UNREALIZED
  AMOUNT    APPRECIATION
----------------------------------------------------------------------------------------------------------------------------
FORWARD CR
----------
 7,995,991    $114,648

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

5.  FORWARD FOREIGN EXCHANGE CONTRACTS (CONTINUED)
At June 30, 2001, International had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies, as follows:

---------------------------------------------------------------------------------------
                                                                          UNREALIZED
  CONTRACT                                        COST/                  APPRECIATION
   AMOUNT                                       PROCEEDS       VALUE     (DEPRECIATION)
---------------------------------------------------------------------------------------

FORWARD FOREIGN EXCHANGE BUY CONTRACTS
---------------------------------------------------------------------------------------
               Australian Dollar closing
   16,626,345  8/22/01                         $ 8,618,697  $ 8,433,779   $  (184,918)
               British Pound Sterling closing
    4,867,173  8/22/01                           6,920,522    6,831,136       (89,386)
               Canadian Dollar closing
    6,950,000  8/22/01                           4,466,571    4,575,167       108,596
   22,772,664  Euros closing 8/22/01            19,990,842   19,259,843      (730,999)
6,032,869,203  Japanese Yen closing 8/22/01     50,090,359   48,658,587    (1,431,772)
   10,918,628  Swedish Krona closing 8/22/01     1,071,872    1,002,318       (69,554)

FORWARD FOREIGN EXCHANGE SELL CONTRACTS
---------------------------------------------------------------------------------------
               Australian Dollar closing
   15,000,000  8/22/01                           7,717,081    7,608,809       108,272
               British Pound Sterling closing
    4,128,969  8/22/01                           5,892,444    5,795,058        97,386
               Canadian Dollar closing
   10,208,073  8/22/01                           6,632,987    6,719,949       (86,962)
   22,120,512  Euros closing 8/22/01            19,215,065   18,709,364       505,701
2,404,474,099  Japanese Yen closing 8/22/01     19,670,530   19,393,477       277,053
                                                                          -----------
                                                                          $(1,496,583)
                                                                          ===========

---------------------------------------------------------------------------------------------------------------------------
CONTRACT          CURRENCY TO           COST/                  CONTRACT          CURRENCY TO           COST/
 AMOUNT             DELIVER            PROCEEDS     VALUE       AMOUNT             RECEIVE            PROCEEDS     VALUE
---------------------------------------------------------------------------------------------------------------------------

FORWARD CROSS CURRENCY CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
5,090,539  Euros                      $4,363,136  $4,305,292   3,120,000  British Pound Sterling     $4,363,136  $4,378,958
           closing 8/22/01                                                closing 8/22/01

---------------------------------------------------------------------------------------------------------------------------
CONTRACT   UNREALIZED
 AMOUNT    APPRECIATION
---------------------------------------------------------------------------------------------------------------------------   ------
------
FORWARD C
---------
5,090,539    $73,666

Each Portfolio may enter into foreign currency transactions on the spot markets (foreign currency translations that settle in two days) in order to pay for foreign investment purchases or to convert to U.S. dollars the proceeds from foreign investment sales or coupon interest receipts. At June 30, 2001, no Portfolio had an outstanding purchase or sale of foreign currency on the spot markets.

6.  FINANCIAL FUTURES CONTRACTS

Each Portfolio may enter into financial futures contracts with counterparties which the Portfolio's Investment Adviser has deemed creditworthy, to hedge its interest rate and foreign currency risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation. The use of futures contracts involves the risk of imperfect correlation in movement in the price of futures contracts and interest rates compared to the underlying hedged assets.

Investments in financial futures contracts require the Portfolio to "mark to market" open financial futures contracts on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading.

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

6.  FINANCIAL FUTURES CONTRACTS (CONTINUED)
Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. At
June 30, 2001, the Portfolios placed U.S. Treasury Bills or cash in segregated accounts for the benefit of the futures clearing broker at the Portfolio's custodian with respect to their financial futures contracts as follows:

--------------------------------------------------------------------
                                                    JUNE 30, 2001
                    PORTFOLIO                       COLLATERAL VALUE
--------------------------------------------------------------------
U.S. Short-Term                                       $   495,698
Limited Duration                                          396,559
Mortgage                                               11,748,054*
Global Tactical Exposure                                   99,340
Worldwide                                                 695,380
Worldwide Core                                          1,192,080
International                                             794,720

* The collateral value as it pertains to financial futures is $1,040,967. The remaining $10,707,087 of value associated with this instrument is pledged as collateral for other portfolio commitments.

As of June 30, 2001, US. Short-Term had the following open financial futures contracts:

---------------------------------------------------------------------------
                                                  NOTIONAL
                                                  VALUE OF     UNREALIZED
CONTRACTS                                        CONTRACTS     DEPRECIATION
---------------------------------------------------------------------------

LONG FUTURES CONTRACTS:
---------------------------------------------------------------------------
    272    June 2002 Euros                       $64,671,400    $(241,109)
                                                                =========

As of June 30, 2001, Mortgage had the following open financial futures contracts:

-----------------------------------------------------------------------------
                                                  NOTIONAL     UNREALIZED
                                                  VALUE OF     APPRECIATION
CONTRACTS                                        CONTRACTS     (DEPRECIATION)
-----------------------------------------------------------------------------

LONG FUTURES CONTRACTS:
-----------------------------------------------------------------------------
           September 2001 10-Year U.S.
     75    Treasury Note                         $ 7,726,172      $ 72,417

SHORT FUTURES CONTRACTS:
-----------------------------------------------------------------------------
           October 2001 2-Year U.S. Treasury
     26    Note                                    5,333,656       (10,708)
           September 2001 5-Year U.S. Treasury
    165    Note                                   17,051,719       (60,391)
                                                                  --------
                                                                  $  1,318
                                                                  ========

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

As of June 30, 2001, Global Tactical Exposure had the following open financial futures contracts:

--------------------------------------------------------------------------
                                                 NOTIONAL
                                                 VALUE OF     UNREALIZED
CONTRACTS                                        CONTRACTS    DEPRECIATION
--------------------------------------------------------------------------

LONG FUTURES CONTRACTS:
--------------------------------------------------------------------------
      5    September 2001 Euro Bund              $  450,828     $ (1,980)

SHORT FUTURES CONTRACTS:
--------------------------------------------------------------------------
     47    September 2001 Euro BOBL               4,208,741      (22,320)
                                                                --------
                                                                $(24,300)
                                                                ========

As of June 30, 2001, Worldwide had the following open financial futures contracts:

-----------------------------------------------------------------------------
                                                  NOTIONAL     UNREALIZED
                                                  VALUE OF     APPRECIATION
CONTRACTS                                        CONTRACTS     (DEPRECIATION)
-----------------------------------------------------------------------------

LONG FUTURES CONTRACTS:
-----------------------------------------------------------------------------
           September 2001 5-Year U.S. Treasury
     85    Notes                                 $ 8,784,219      $ 15,462

SHORT FUTURES CONTRACTS:
-----------------------------------------------------------------------------
           September 2001 10-Year U.S.
    150    Treasury Notes                         15,452,344       (74,542)
      3    September 2001 British Long Gilts         472,492         1,925
     58    September 2001 Euro Bund                5,229,609        24,102
      7    September 2001 U.S. Long Bonds            702,187        (3,648)
                                                                  --------
                                                                  $(36,701)
                                                                  ========

As of June 30, 2001, Worldwide Core had the following open financial futures contracts:

-----------------------------------------------------------------------------
                                                  NOTIONAL     UNREALIZED
                                                  VALUE OF     APPRECIATION
CONTRACTS                                        CONTRACTS     (DEPRECIATION)
-----------------------------------------------------------------------------

LONG FUTURES CONTRACTS:
-----------------------------------------------------------------------------
           September 2001 5-Year U.S. Treasury
     59    Notes                                 $ 6,097,281     $  10,732
     30    September 2001 U.S. Long Bonds          3,009,375       (57,355)

SHORT FUTURES CONTRACTS:
-----------------------------------------------------------------------------
           September 2001 10-Year U.S.
    237    Treasury Notes                         24,414,703      (177,293)
     25    September 2001 British Long Gilts       3,937,431        16,041
                                                                 ---------
                                                                 $(207,875)
                                                                 =========

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

As of June 30, 2001, International had the following open financial futures contracts:

-----------------------------------------------------------------------
                                                NOTIONAL
                                                VALUE OF   UNREALIZED
CONTRACTS                                       CONTRACTS  APPRECIATION
-----------------------------------------------------------------------

SHORT FUTURES CONTRACTS:
-----------------------------------------------------------------------
      7    September 2001 British Long Gilts    $783,930      $3,627
                                                              ======

7.  CAPITAL STOCK TRANSACTIONS

As of June 30, 2001, there were 5,000,000,000 shares of $0.001 par value capital stock authorized.

Transactions in capital stock for U.S. Short-Term were as follows for the periods indicated:

----------------------------------------------------------------------------------------
                                     SIX MONTHS ENDED                YEAR ENDED
                                 JUNE 30, 2001 (UNAUDITED)        DECEMBER 31, 2000
                                ---------------------------  ---------------------------
                                  SHARES         AMOUNT        SHARES         AMOUNT
----------------------------------------------------------------------------------------
Shares sold                     168,219,432  $1,634,890,410  420,497,053  $4,060,905,572
Shares issued related to
  reinvestment of dividends        742,402       7,216,228    3,296,063       31,840,381
                                -----------  --------------  -----------  --------------
                                168,961,834  1,642,106,638   423,793,116   4,092,745,953
Shares redeemed                 183,633,370  1,784,811,585   452,992,618   4,375,328,214
                                -----------  --------------  -----------  --------------
Net decrease                    (14,671,536) $(142,704,947)  (29,199,502) $ (282,582,261)
                                ===========  ==============  ===========  ==============

Transactions in capital stock for Limited Duration were as follows for the periods indicated:

------------------------------------------------------------------------------
                                   SIX MONTHS ENDED
                                    JUNE 30, 2001             YEAR ENDED
                                     (UNAUDITED)          DECEMBER 31, 2000
                                ----------------------  ----------------------
                                 SHARES      AMOUNT      SHARES      AMOUNT
------------------------------------------------------------------------------
Shares sold                     4,110,613  $40,717,807  3,170,629  $30,578,206
Shares issued related to
  reinvestment of dividends      326,569   3,243,879     607,207     5,883,690
                                ---------  -----------  ---------  -----------
                                4,437,182  43,961,686   3,777,836   36,461,896
Shares redeemed                 3,017,026  29,959,800   4,238,478   40,946,938
                                ---------  -----------  ---------  -----------
Net increase (decrease)         1,420,156  $14,001,886  (460,642)  $(4,485,042)
                                =========  ===========  =========  ===========

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

7.  CAPITAL STOCK TRANSACTIONS (CONTINUED)
Transactions in capital stock for Mortgage were as follows for the periods indicated:

----------------------------------------------------------------------------------
                                    SIX MONTHS ENDED
                                     JUNE 30, 2001               YEAR ENDED
                                      (UNAUDITED)            DECEMBER 31, 2000
                                ------------------------  ------------------------
                                  SHARES       AMOUNT       SHARES       AMOUNT
----------------------------------------------------------------------------------
Shares sold                             -   $        -    12,947,385  $127,300,000
Shares issued related to
  reinvestment of dividends     1,092,792   10,859,213    2,475,629     23,970,402
                                ----------  ------------  ----------  ------------
                                1,092,792   10,859,213    15,423,014   151,270,402
Shares redeemed                 4,446,660   44,600,000    12,615,028   125,957,367
                                ----------  ------------  ----------  ------------
Net increase (decrease)         (3,353,868) $(33,740,787) 2,807,986   $ 25,313,035
                                ==========  ============  ==========  ============

Transactions in capital stock for Inflation-Indexed were as follows for the periods indicated:

-------------------------------------------------------------------------------
                                   SIX MONTHS ENDED
                                    JUNE 30, 2001             YEAR ENDED
                                     (UNAUDITED)           DECEMBER 31, 2000
                                ----------------------  -----------------------
                                 SHARES      AMOUNT       SHARES      AMOUNT
-------------------------------------------------------------------------------
Shares sold                     2,426,549  $24,676,458          -   $         -
Shares issued related to
  reinvestment of dividends       48,070     493,434            -             -
                                ---------  -----------  ----------  -----------
Net increase                    2,474,619  $25,169,892          -   $         -
                                =========  ===========  ==========  ===========

Transactions in capital stock for Global Tactical Exposure were as follows for the periods indicated:

----------------------------------------------------------------------------------
                                    SIX MONTHS ENDED
                                     JUNE 30, 2001               YEAR ENDED
                                      (UNAUDITED)            DECEMBER 31, 2000
                                ------------------------  ------------------------
                                  SHARES       AMOUNT       SHARES       AMOUNT
----------------------------------------------------------------------------------
Shares issued related to
  reinvestment of dividends       171,161   $1,504,745    2,104,394   $ 18,820,915
                                ----------  ------------  ----------  ------------
Shares redeemed                 2,910,922   25,639,865    7,020,027     63,591,407
                                ----------  ------------  ----------  ------------
Net decrease                    (2,739,761) $(24,135,120) (4,915,633) $(44,770,492)
                                ==========  ============  ==========  ============

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

7.  CAPITAL STOCK TRANSACTIONS (CONTINUED)
Transactions in capital stock for Worldwide were as follows for the periods indicated:

--------------------------------------------------------------------------------
                                   SIX MONTHS ENDED
                                    JUNE 30, 2001              YEAR ENDED
                                     (UNAUDITED)           DECEMBER 31, 2000
                                ----------------------  ------------------------
                                 SHARES      AMOUNT       SHARES       AMOUNT
--------------------------------------------------------------------------------
Shares sold                     1,996,865  $17,784,075  11,398,694  $100,183,349
Shares issued related to
  reinvestment of dividends      416,991   3,623,215      563,455      4,929,103
                                ---------  -----------  ----------  ------------
                                2,413,856  21,407,290   11,962,149   105,112,452
Shares redeemed                  983,210   8,497,946    1,691,978     14,972,352
                                ---------  -----------  ----------  ------------
Net increase                    1,430,646  $12,909,344  10,270,171  $ 90,140,100
                                =========  ===========  ==========  ============

Transactions in capital stock for Worldwide Core were as follows for the periods indicated:

------------------------------------------------------------------------------
                                   SIX MONTHS ENDED
                                    JUNE 30, 2001             YEAR ENDED
                                     (UNAUDITED)          DECEMBER 31, 2000
                                ----------------------  ----------------------
                                 SHARES      AMOUNT      SHARES      AMOUNT
------------------------------------------------------------------------------
Shares sold                     1,942,857  $21,228,234  3,436,573  $36,598,979
Shares issued related to
  reinvestment of dividends      515,685   5,627,615    1,579,761   16,958,571
                                ---------  -----------  ---------  -----------
                                2,458,542  26,855,849   5,016,334   53,557,550
Shares redeemed                 2,228,892  24,420,171   2,606,423   28,199,406
                                ---------  -----------  ---------  -----------
Net increase                     229,650   $2,435,678   2,409,911  $25,358,144
                                =========  ===========  =========  ===========

Transactions in capital stock for International were as follows for the periods indicated:

-------------------------------------------------------------------------------
                                   SIX MONTHS ENDED
                                    JUNE 30, 2001             YEAR ENDED
                                     (UNAUDITED)           DECEMBER 31, 2000
                                ----------------------  -----------------------
                                 SHARES      AMOUNT       SHARES      AMOUNT
-------------------------------------------------------------------------------
Shares sold                     3,632,214  $28,545,497  3,783,208   $30,413,703
Shares issued related to
  reinvestment of dividends      334,186   2,592,512      673,206     5,462,883
                                ---------  -----------  ----------  -----------
                                3,966,400  31,138,009   4,456,414    35,876,586
Shares redeemed                 3,218,875  25,252,655   1,514,911    12,154,121
                                ---------  -----------  ----------  -----------
Net increase                     747,525   $5,885,354   2,941,503   $23,722,465
                                =========  ===========  ==========  ===========

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

7.  CAPITAL STOCK TRANSACTIONS (CONTINUED)
Transactions in capital stock for Emerging Markets were as follows for the periods indicated:

---------------------------------------------------------------------------------
                                   SIX MONTHS ENDED
                                    JUNE 30, 2001              YEAR ENDED
                                     (UNAUDITED)            DECEMBER 31, 2000
                                ----------------------  -------------------------
                                 SHARES      AMOUNT       SHARES        AMOUNT
---------------------------------------------------------------------------------
Shares sold                     4,271,987  $33,300,000   3,737,113   $ 29,000,000
Shares issued related to
  reinvestment of dividends      307,646   2,391,185       967,878      7,417,660
                                ---------  -----------  -----------  ------------
                                4,579,633  35,691,185    4,704,991     36,417,660
Shares redeemed                 3,607,413  27,922,941   15,002,708    114,621,131
                                ---------  -----------  -----------  ------------
Net increase (decrease)          972,220   $7,768,244   (10,297,717) $(78,203,471)
                                =========  ===========  ===========  ============

8.  REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Each Portfolio may enter into repurchase and reverse repurchase agreements. Under a repurchase agreement, a bank or securities firm which the Portfolio's Investment Adviser has deemed creditworthy (that is a dealer in U.S. Government securities reporting to the Federal Reserve Bank of New York) agrees to sell U.S. Government securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date. Under a reverse repurchase agreement, a primary or reporting dealer in U.S. Government securities purchases U.S. Government securities from a Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Portfolio may decline below the price of the securities that the Portfolio is obligated to repurchase. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, such Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. When a Portfolio engages in reverse repurchase transactions, the Portfolio will maintain, in a segregated account with its custodian, cash or securities equal in value to those subject to the reverse repurchase agreement. Each Portfolio will engage in repurchase and reverse repurchase transactions with counterparties selected on the basis of such counterparty's creditworthiness.

For the six months ended June 30, 2001, the average amount of reverse repurchase agreements outstanding for U.S. Short Term was $1,834,521, with an average interest rate of 6.20% and interest expense of $117,659. The average amount of reverse repurchase agreements outstanding for Mortgage was $177,808, with an average interest rate of 4.63% and interest expense of $9,010.

9.  OPTIONS TRANSACTIONS

For hedging purposes, each Portfolio may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is limited to the premium paid whether or not the option is exercised. In addition, each Portfolio bears the risk of a change in the market value of the underlying securities should the counterparty to an option contract fail to perform.

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

9.  OPTIONS TRANSACTIONS (CONTINUED)
Put and call options purchased are accounted for in the same manner as portfolio securities. Investments in option contracts require the Portfolio to "mark to market" option contracts on a daily basis which reflects the change in the market value of the contracts at the close of each day's trading. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When a Portfolio writes an option, the premium received by such Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, also is treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

10.  SWAP TRANSACTIONS

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Risks include a possibility that no liquid market exists for these obligations, the counterparty may default on its obligation, or unfavorable changes may exist in the value of underlying securities or indices related to a swap contract. The loss incurred by the failure of a counter-party generally is limited to the net payment to be received by a Portfolio, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counter-party to a swap contract in evaluating overall potential risk.

Global Tactical Exposure entered into a swap agreement under which it agrees to pay the return of a specified global index in exchange for an interest payment based on the London Interbank Offered Rate (LIBOR). The effect of the swap is to hedge the market exposure imbedded in the Portfolio for a current market interest return, plus (or minus) any incremental return achieved in excess of the index return. This type of transaction also serves to hedge currency exposure. The index used pursuant to this hedging technique is the JP Morgan Non-U.S. Traded Total Return Government Bond Index (Unhedged) ("JP Morgan Index").

Global Tactical Exposure Portfolio records swaps contracts at the discounted present value of the expected future cash flows of the contracts provided by the counter-party. Cash paid or received is based on the spread between the monthly change of the JP Morgan Index and LIBOR. The JP Morgan Index consists of an interest expense component (recorded as an offset to interest income) and a capital component (recorded as net realized gain or loss on investments). Income received based on Libor is recorded as interest income. The Portfolio records a net receivable or payable based on the daily fluctuation between LIBOR and the JP Morgan Index. The Portfolio records unrealized gain or loss on the difference between the present value of the swaps contracts and the accrued payable or receivable.

FFTW FUNDS, INC.

  JUNE 30, 2001 (UNAUDITED)

10.  SWAP TRANSACTIONS (CONTINUED)
At June 30, 2001, Global Tactical Exposure had one outstanding swap contract with Morgan Guaranty Trust Company of New York broken down into three components with the following terms:

---------------------------------------------------------------------------------------------------------
 NOTIONAL    TERMINATION           PAYMENT MADE                 PAYMENTS RECEIVED
  AMOUNT        DATE             BY THE PORTFOLIO                BY THE PORTFOLIO         UNREALIZED GAIN
---------------------------------------------------------------------------------------------------------
$15,000,000    2/2/02      % change in JP Morgan Index           LIBOR minus .27%            $ 244,278
  4,000,000    11/5/01     % change in JP Morgan Index          LIBOR minus .325%               64,987
 26,950,000    11/5/01     % change in JP Morgan Index           LIBOR minus .33%              437,760

11.  INTEREST ONLY AND PRINCIPAL ONLY SECURITIES

Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the mortgage assets ("POs"), while the other class receives most, if not all, of the interest ("IOs"). POs do not pay interest, their returns are solely based on payment of principal at maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to fully recoup its initial investment in an IO. The fair market value of these securities is unusually volatile in response to changes in interest rates. Mortgage invests in IO and PO securities whose issuers are deemed creditworthy by the Investment Adviser.

12.  SEGREGATION OF ASSETS

It is the policy of each of the Fund's Portfolios to have its custodian segregate certain assets to cover portfolio transactions which are deemed to create leverage under Section 18(f) of the Investment Company Act of 1940. Given certain operational efficiencies it is impractical to specify individual securities to be used for segregation purposes except for the initial margin of futures contracts. Therefore, the Fund's custodian has been instructed to segregate all assets on a settled basis. The Portfolios will not enter into transactions deemed to create leverage in excess of each Portfolio's ability to segregate up to 100% of its segregated settled assets.

 OFFICERS & DIRECTORS AND OTHER PERTINENT INFORMATION
--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS

Stephen P. Casper
DIRECTOR OF THE FUND AND
VICE PRESIDENT OF THE FUND

John C. Head III
DIRECTOR OF THE FUND

Saul H. Hymans
DIRECTOR OF THE FUND

Lawrence B. Krause
DIRECTOR OF THE FUND

Andrea Redmond
DIRECTOR OF THE FUND

Onder John Olcay
CHAIRMAN OF THE BOARD AND
PRESIDENT OF THE FUND

William E. Vastardis
TREASURER OF THE FUND

Timothy F. Osborne
ASSISTANT TREASURER OF THE FUND

Robin S. Meister
SECRETARY OF THE FUND

Jill Grossberg
ASSISTANT SECRETARY OF THE FUND

INVESTMENT ADVISER

Fischer Francis Trees & Watts, Inc.
200 Park Avenue, 46th floor
New York, NY 10166

SUB-ADVISER

Fischer Francis Trees & Watts
2 Royal Exchange
London, EC3V 3LS

ADMINISTRATOR

Investors Capital Services, Inc.
33 Maiden Lane, 4th floor
New York, NY 10038

DISTRIBUTOR

First Fund Distributors, Inc.
4455 East Camelback Rd.
Suite 261E
Phoenix, AZ 85018

CUSTODIAN AND FUND ACCOUNTING AGENT

Investors Bank & Trust Company
200 Clarendon St.
Boston, MA 02116

TRANSFER AND DIVIDEND DISBURSING AGENT

Investors Bank & Trust Company
200 Clarendon St.
Boston, MA 02116

LEGAL COUNSEL

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

INDEPENDENT AUDITORS

KPMG LLP
757 Third Avenue, 10th floor
New York, NY 10017

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